UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

NEOS ETF Trust

(Exact name of registrant as specified in charter)

13 Riverside Avenue

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

13 Riverside Avenue

Westport, CT 06880
(Name and address of agent for service)

(203) 298-7300

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

NEOS Bitcoin High Income ETF
BTCI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the NEOS Bitcoin High Income ETF (the “Fund” or “BTCI”) for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://neosfunds.com/btci/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Bitcoin High Income ETF	$47	0.98%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$864,828,346
Number of Holdings	9
Net Advisory Fee	$3,010,609
Portfolio Turnover	0%
30-Day SEC Yield	3.09%
30-Day SEC Yield Unsubsidized	3.09%
Distribution Yield	34.44%
Visit https://neosfunds.com/btci/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
United States Treasury Bill	92.6%
VanEck Bitcoin ETF	16.1%
iShares Bitcoin Trust ETF	8.1%
First American Treasury Obligations Fund	1.3%
Northern U.S. Government Select Money Market Fund	0.0%*
Cboe Bitcoin U.S. ETF Index Purchased/Written Options	-19.5%
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
NEOS Bitcoin High Income ETF	PAGE 1	TSR-SAR-78433H642

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/btci/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Bitcoin High Income ETF	PAGE 2	TSR-SAR-78433H642

NEOS Enhanced Income 1-3 Month T-Bill ETF
CSHI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the NEOS Enhanced Income 1-3 Month T-Bill ETF (the “Fund” or “CSHI”) for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://neosfunds.com/cshi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income 1-3 Month T-Bill ETF	$19	0.38%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$734,797,339
Number of Holdings	23
Net Advisory Fee	$1,168,960
Portfolio Turnover	0%
30-Day SEC Yield	3.46%
30-Day SEC Yield Unsubsidized	3.46%
Distribution Yield	5.09%
Visit https://neosfunds.com/cshi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
United States Treasury Bill	99.0%
First American Treasury Obligations Fund	0.7%
Northern U.S. Government Select Money Market Fund	0.3%
S&P 500 Index Purchased/Written Options	0.0%*
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/cshi/.
NEOS Enhanced Income 1-3 Month T-Bill ETF	PAGE 1	TSR-SAR-78433H501

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income 1-3 Month T-Bill ETF	PAGE 2	TSR-SAR-78433H501

NEOS Enhanced Income 20+ Year Treasury Bond ETF
TLTI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the NEOS Enhanced Income 20+ Year Treasury Bond ETF (the “Fund” or “TLTI”) for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://neosfunds.com/tlti/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$30	0.58%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$8,540,871
Number of Holdings	9
Net Advisory Fee	$13,943
Portfolio Turnover	0%
30-Day SEC Yield	4.18%
30-Day SEC Yield Unsubsidized	4.18%
Distribution Yield	6.20%
Visit https://neosfunds.com/tlti/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
United States Treasury Bond	97.8%
First American Treasury Obligations Fund	0.6%
Northern US Government Money Market Fund	0.4%
S&P 500 Index Purchased/Written Options	0.0%*
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/tlti/.
NEOS Enhanced Income 20+ Year Treasury Bond ETF	PAGE 1	TSR-SAR-78433H592

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income 20+ Year Treasury Bond ETF	PAGE 2	TSR-SAR-78433H592

NEOS Enhanced Income Aggregate Bond ETF
BNDI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the NEOS Enhanced Income Aggregate Bond ETF (the “Fund” or “BNDI”) for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://neosfunds.com/bndi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income Aggregate Bond ETF	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$121,989,341
Number of Holdings	10
Net Advisory Fee	$282,323
Portfolio Turnover	0%
30-Day SEC Yield	3.29%
30-Day SEC Yield Unsubsidized	3.26%
Distribution Yield	5.68%
Visit https://neosfunds.com/bndi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
iShares Core U.S. Aggregate Bond ETF	49.8%
Vanguard Total Bond Market ETF	49.7%
Northern U.S. Government Select Money Market Fund	0.4%
First American Treasury Obligations Fund	0.1%
S&P 500 Index Purchased/Written Options	0.0%*
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
NEOS Enhanced Income Aggregate Bond ETF	PAGE 1	TSR-SAR-78433H402

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/bndi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income Aggregate Bond ETF	PAGE 2	TSR-SAR-78433H402

NEOS Enhanced Income Credit Select ETF
HYBI (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the NEOS Enhanced Income Credit Select ETF (the “Fund” or “HYBI”) for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://neosfunds.com/hybi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income Credit Select ETF	$31	0.61%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$177,279,706
Number of Holdings	11
Net Advisory Fee	$461,006
Portfolio Turnover	85%
30-Day SEC Yield	5.98%
30-Day SEC Yield Unsubsidized	5.94%
Distribution Yield	8.43%
Visit https://neosfunds.com/hybi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
iShares Broad USD High Yield Corporate Bond ETF	32.0%
Xtrackers USD High Yield Corporate Bond ETF	31.8%
State Street SPDR Portfolio High Yield Bond ETF	31.2%
First American Treasury Obligations Fund	4.2%
Northern US Government Money Market Fund	0.9%
S&P 500 Index Purchased/Written Options	0.0%*
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
NEOS Enhanced Income Credit Select ETF	PAGE 1	TSR-SAR-78433H584

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/hybi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income Credit Select ETF	PAGE 2	TSR-SAR-78433H584

NEOS Gold High Income ETF
IAUI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the NEOS Gold High Income ETF (the “Fund” or “IAUI”) for the period of June 5, 2025, to November 30, 2025. You can find additional information about the Fund at https://neosfunds.com/iaui/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Gold High Income ETF	$42	0.78%
*	Amount shown reflects the expenses of the Fund from June 5, 2025 through November 30, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.
**	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$211,473,055
Number of Holdings	8
Net Advisory Fee	$324,974
Portfolio Turnover	0%
30-Day SEC Yield	2.15%
30-Day SEC Yield Unsubsidized	2.15%
Distribution Yield	11.80%
Visit https://neosfunds.com/iaui/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
United States Treasury Bill	69.4%
Goldman Sachs Physical Gold ETF	24.5%
SPDR Gold Shares Purchased/Written Options	5.9%
First American Treasury Obligations Fund	1.0%
Northern U.S. Government Select Money Market Fund	0.0%*
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
NEOS Gold High Income ETF	PAGE 1	TSR-SAR-78433H550

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/iaui/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Gold High Income ETF	PAGE 2	TSR-SAR-78433H550

NEOS Nasdaq-100® Hedged Equity Income ETF
QQQH (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the NEOS Nasdaq-100® Hedged Equity Income ETF (the “Fund” or “QQQH”) for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://neosfunds.com/qqqh/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Nasdaq-100® Hedged Equity Income ETF	$36	0.68%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$351,693,181
Number of Holdings	106
Net Advisory Fee	$1,141,193
Portfolio Turnover	3%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
Distribution Yield	9.13%
Visit https://neosfunds.com/qqqh/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
NVIDIA Corp.	9.0%
Apple, Inc.	8.6%
Microsoft Corp.	7.6%
Alphabet, Inc.	7.5%
Broadcom, Inc.	6.5%
Amazon.com, Inc.	5.2%
Tesla, Inc.	3.3%
Meta Platforms, Inc.	2.9%
Netflix, Inc.	2.4%
Costco Wholesale Corp.	2.1%
Sector Breakdown
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as
NEOS Nasdaq-100® Hedged Equity Income ETF	PAGE 1	TSR-SAR-78433H576

a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/qqqh/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Nasdaq-100® Hedged Equity Income ETF	PAGE 2	TSR-SAR-78433H576

NEOS Nasdaq 100® High Income ETF
QQQI (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the NEOS Nasdaq 100® High Income ETF (the “Fund” or “QQQI”) for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://neosfunds.com/qqqi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Nasdaq 100® High Income ETF	$37	0.68%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$6,657,667,523
Number of Holdings	105
Net Advisory Fee	$14,415,190
Portfolio Turnover	3%
30-Day SEC Yield	0.02%
30-Day SEC Yield Unsubsidized	0.02%
Distribution Yield	14.00%
Visit https://neosfunds.com/qqqi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
NVIDIA Corp.	9.0%
Apple, Inc.	8.7%
Microsoft Corp.	7.7%
Alphabet, Inc.	7.6%
Broadcom, Inc.	6.5%
Amazon.com, Inc.	5.2%
Tesla, Inc.	3.3%
Meta Platforms, Inc.	3.0%
Netflix, Inc.	2.4%
Costco Wholesale Corp.	2.1%
Sector Breakdown
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or
NEOS Nasdaq 100® High Income ETF	PAGE 1	TSR-SAR-78433H675

increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/qqqi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Nasdaq 100® High Income ETF	PAGE 2	TSR-SAR-78433H675

NEOS Real Estate High Income ETF
IYRI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the NEOS Real Estate High Income ETF (the “Fund” or “IYRI”) for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://neosfunds.com/iyri/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Real Estate High Income ETF	$35	0.68%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$155,697,963
Number of Holdings	65
Net Advisory Fee	$342,997
Portfolio Turnover	1%
30-Day SEC Yield	3.16%
30-Day SEC Yield Unsubsidized	3.16%
Distribution Yield	11.13%
Visit https://neosfunds.com/iyri/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
Welltower, Inc.	10.4%
Prologis, Inc.	8.9%
American Tower Corp.	6.3%
Equinix, Inc.	4.4%
Simon Property Group, Inc.	4.4%
Digital Realty Trust, Inc.	3.9%
Realty Income Corp.	3.9%
CBRE Group, Inc.	3.7%
Public Storage	3.3%
Crown Castle, Inc.	3.0%
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or
NEOS Real Estate High Income ETF	PAGE 1	TSR-SAR-78433H618

increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/iyri/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Real Estate High Income ETF	PAGE 2	TSR-SAR-78433H618

NEOS Russell 2000® High Income ETF
IWMI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the NEOS Russell 2000® High Income ETF (the “Fund” or “IWMI”) for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://neosfunds.com/iwmi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Russell 2000® High Income ETF	$33	0.59%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$388,438,048
Number of Holdings	4
Net Advisory Fee	$820,067
Portfolio Turnover	0%
30-Day SEC Yield	0.62%
30-Day SEC Yield Unsubsidized	0.56%
Distribution Yield	13.95%
Visit https://neosfunds.com/iwmi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
Vanguard Russell 2000 ETF	100.3%
First American Treasury Obligations Fund	0.4%
Russell 2000 Index Written Options	-1.0%
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/iwmi/.
NEOS Russell 2000® High Income ETF	PAGE 1	TSR-SAR-78433H634

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Russell 2000® High Income ETF	PAGE 2	TSR-SAR-78433H634

NEOS S&P 500® Hedged Equity Income ETF
SPYH (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the NEOS S&P 500® Hedged Equity Income ETF (the “Fund” or “SPYH”) for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://neosfunds.com/spyh/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS S&P 500® Hedged Equity Income ETF	$36	0.68%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$18,208,145
Number of Holdings	487
Net Advisory Fee	$28,078
Portfolio Turnover	1%
30-Day SEC Yield	0.56%
30-Day SEC Yield Unsubsidized	0.56%
Distribution Yield	7.62%
Visit https://neosfunds.com/spyh/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
NVIDIA Corp.	7.4%
Apple, Inc.	7.1%
Microsoft Corp.	6.3%
Alphabet, Inc.	5.8%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.2%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%
Sector Breakdown
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as
NEOS S&P 500® Hedged Equity Income ETF	PAGE 1	TSR-SAR-78433H568

a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/spyh/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS S&P 500® Hedged Equity Income ETF	PAGE 2	TSR-SAR-78433H568

NEOS S&P 500® High Income ETF
SPYI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the NEOS S&P 500® High Income ETF (the “Fund” or “SPYI”) for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://neosfunds.com/spyi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS S&P 500® High Income ETF	$36	0.68%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$6,298,522,769
Number of Holdings	509
Net Advisory Fee	$16,980,657
Portfolio Turnover	1%
30-Day SEC Yield	0.54%
30-Day SEC Yield Unsubsidized	0.54%
Distribution Yield	11.81%
Visit https://neosfunds.com/spyi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers
NVIDIA Corp.	7.5%
Apple, Inc.	7.2%
Microsoft Corp.	6.3%
Alphabet, Inc.	5.8%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.3%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%
Sector Breakdown
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or
NEOS S&P 500® High Income ETF	PAGE 1	TSR-SAR-78433H303

increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/spyi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS S&P 500® High Income ETF	PAGE 2	TSR-SAR-78433H303

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

Semi-Annual Financial Statements and
Additional Information
November 30, 2025 (Unaudited)

NEOS Bitcoin High Income ETF	| BTCI	| Cboe BZX Exchange, Inc.
NEOS Enhanced Income 1-3 Month T-Bill ETF	| CSHI	| NYSE Arca, Inc.
NEOS Enhanced Income 20+ Year Treasury Bond ETF	| TLTI	| Cboe BZX Exchange, Inc.
NEOS Enhanced Income Aggregate Bond ETF	| BNDI	| NYSE Arca, Inc.
NEOS Enhanced Income Credit Select ETF	| HYBI	| Nasdaq Stock Market LLC
NEOS Gold High Income ETF	| IAUI	| Cboe BZX Exchange, Inc.
NEOS Nasdaq-100® Hedged Equity Income ETF	| QQQH	| Nasdaq Stock Market LLC
NEOS Nasdaq-100® High Income ETF	| QQQI	| Nasdaq Stock Market LLC
NEOS Real Estate High Income ETF	| IYRI	| Cboe BZX Exchange, Inc.
NEOS Russell 2000® High Income ETF	| IWMI	| Cboe BZX Exchange, Inc.
NEOS S&P 500® Hedged Equity Income ETF	| SPYH	| Cboe BZX Exchange, Inc.
NEOS S&P 500® High Income ETF	| SPYI	| Cboe BZX Exchange, Inc.

NEOS BITCOIN HIGH INCOME ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 24.2%
iShares Bitcoin Trust ETF(a)	1,365,155	$70,373,740
VanEck Bitcoin ETF(a)	5,427,937	139,226,584
TOTAL EXCHANGE TRADED FUNDS (Cost $238,195,905)		209,600,324

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.8%
Call Options - 0.8%
CBOE Bitcoin U.S. ETF Index(b)(c) Expiration: 01/16/2026; Exercise Price: $2,680.00	$648,747,166	3,026	6,657,200
TOTAL PURCHASED OPTIONS (Cost $79,432,029)			6,657,200

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 92.7%
3.80%, 02/05/2026(d)	$806,483,000	800,953,212
TOTAL U.S. TREASURY BILLS (Cost $800,908,030)		800,953,212

	Shares
MONEY MARKET FUNDS - 1.3%
First American Treasury Obligations Fund - Class X, 3.91%(e)	11,412,557	11,412,557
Northern U.S. Government Select Money Market Fund, 3.68%(e)	102,418	102,418
TOTAL MONEY MARKET FUNDS (Cost $11,514,975)		11,514,975
TOTAL INVESTMENTS - 119.0% (Cost $1,130,050,939)		$1,028,725,711
Liabilities in Excess of Other Assets - (19.0)%		(163,897,365)
TOTAL NET ASSETS - 100.0%		$864,828,346

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of November 30, 2025.
(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

NEOS BITCOIN HIGH INCOME ETF
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (20.3)%
Call Options - (1.5)%
CBOE Bitcoin U.S. ETF Index(a)(b)
Expiration: 01/16/2026; Exercise Price: $2,330.00	$(215,677,346)	(1,006)	$(7,746,200)
Expiration: 01/16/2026; Exercise Price: $2,450.00	(215,677,346)	(1,006)	(4,929,400)
Total Call Options			(12,675,600)
Put Options - (18.8)%
CBOE Bitcoin U.S. ETF Index(a)(b) Expiration: 01/16/2026; Exercise Price: $2,680.00	(648,747,166)	(3,026)	(162,798,800)
TOTAL WRITTEN OPTIONS (Premiums received $93,291,987)			$(175,474,400)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

NEOS ENHANCED INCOME 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.0%(a)
Put Options - 0.0%(a)
S&P 500 Index(b)(c)
Expiration: 12/11/2025; Exercise Price: $5,875.00	$184,240,521	269	$31,607
Expiration: 12/11/2025; Exercise Price: $5,950.00	184,240,521	269	36,315
Expiration: 12/11/2025; Exercise Price: $6,000.00	184,240,521	269	39,678
Expiration: 12/11/2025; Exercise Price: $6,220.00	184,240,521	269	65,905
TOTAL PURCHASED OPTIONS (Cost $298,610)			173,505

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 99.2%
3.91%, 12/04/2025(d)	$60,015,000	59,995,670
3.87%, 12/11/2025(d)	54,028,000	53,969,320
3.89%, 12/18/2025(d)	50,808,000	50,714,344
3.90%, 01/02/2026(d)	36,967,000	36,842,134
3.87%, 01/08/2026(d)	56,596,000	56,369,226
3.78%, 01/13/2026(d)	53,494,000	53,253,050
3.73%, 01/15/2026(d)	64,462,000	64,157,508
3.81%, 01/22/2026(d)	52,993,000	52,704,372
3.77%, 01/27/2026(d)	58,765,000	58,411,121
3.80%, 02/03/2026(d)	54,518,000	54,156,388
3.79%, 02/05/2026(d)	53,710,000	53,341,728
3.78%, 02/12/2026(d)	66,648,000	66,149,320
3.79%, 02/19/2026(d)	68,671,000	68,106,280
TOTAL U.S. TREASURY BILLS (Cost $728,158,649)		728,170,461

	Shares
MONEY MARKET FUNDS - 0.9%
First American Treasury Obligations Fund - Class X, 3.91%(e)	5,030,909	5,030,909
Northern U.S. Government Select Money Market Fund, 3.68%(e)	1,935,169	1,935,169
TOTAL MONEY MARKET FUNDS (Cost $6,966,078)		6,966,078
TOTAL INVESTMENTS - 100.1% (Cost $735,423,337)		$735,310,044
Liabilities in Excess of Other Assets - (0.1)%		(512,705)
TOTAL NET ASSETS - 100.0%		$734,797,339

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of November 30, 2025.
(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

NEOS ENHANCED INCOME 1-3 MONTH T-BILL ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Put Options - (0.0)%(a)
S&P 500 Index(b)(c)
Expiration: 12/11/2025; Exercise Price: $6,125.00	$(184,240,521)	(269)	$(52,455)
Expiration: 12/11/2025; Exercise Price: $6,275.00	(184,240,521)	(269)	(76,665)
Expiration: 12/11/2025; Exercise Price: $6,330.00	(184,240,521)	(269)	(92,805)
Expiration: 12/11/2025; Exercise Price: $6,410.00	(184,240,521)	(269)	(127,775)
TOTAL WRITTEN OPTIONS (Premiums received $611,148)			$(349,700)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

4

NEOS ENHANCED INCOME 20+ YEAR TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.8%
United States Treasury Note/Bond, 4.13%, 08/15/2053	$9,158,000	$8,353,992
TOTAL U.S. TREASURY SECURITIES (Cost $8,352,390)		8,353,992

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(a)
Put Options - 0.0%(a)
S&P 500 Index(b)(c)
Expiration: 12/11/2025; Exercise Price: $6,075.00	$2,739,636	4	680
Expiration: 12/11/2025; Exercise Price: $6,150.00	2,739,636	4	820
Expiration: 12/11/2025; Exercise Price: $6,200.00	2,739,636	4	930
TOTAL PURCHASED OPTIONS (Cost $4,352)			2,430

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%
First American Treasury Obligations Fund - Class X, 3.91%(d)	48,026	48,026
Northern US Government Money Market Fund, 3.69%(d)	34,771	34,771
TOTAL MONEY MARKET FUNDS (Cost $82,797)		82,797
TOTAL INVESTMENTS - 98.8% (Cost $8,439,539)		$8,439,219
Other Assets in Excess of Liabilities - 1.2%		101,652
TOTAL NET ASSETS - 100.0%		$8,540,871

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

NEOS ENHANCED INCOME 20+ YEAR TREASURY BOND ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
S&P 500 Index(a)(b)
Expiration: 12/11/2025; Exercise Price: $6,340.00	$(2,739,636)	(4)	$(1,420)
Expiration: 12/11/2025; Exercise Price: $6,415.00	(2,739,636)	(4)	(1,940)
Expiration: 12/11/2025; Exercise Price: $6,480.00	(2,739,636)	(4)	(2,640)
TOTAL WRITTEN OPTIONS (Premiums received $10,508)			$(6,000)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

6

NEOS ENHANCED INCOME AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.6%
iShares Core U.S. Aggregate Bond ETF(a)	602,387	$60,732,657
Vanguard Total Bond Market ETF(a)	812,083	60,727,567
TOTAL EXCHANGE TRADED FUNDS (Cost $119,584,597)		121,460,224

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(b)
Put Options - 0.0%(b)
S&P 500 Index(c)(d)
Expiration: 12/11/2025; Exercise Price: $6,075.00	$40,409,631	59	10,030
Expiration: 12/11/2025; Exercise Price: $6,150.00	40,409,631	59	12,095
Expiration: 12/11/2025; Exercise Price: $6,200.00	40,409,631	59	13,717
TOTAL PURCHASED OPTIONS (Cost $64,195)			35,842

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class X, 3.91%(e)	115,241	115,241
Northern U.S. Government Select Money Market Fund, 3.68%(e)	518,107	518,107
TOTAL MONEY MARKET FUNDS (Cost $633,348)		633,348
TOTAL INVESTMENTS - 100.1% (Cost $120,282,140)		$122,129,414
Liabilities in Excess of Other Assets - (0.1)%		(140,073)
TOTAL NET ASSETS - 100.0%		$121,989,341

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

NEOS ENHANCED INCOME AGGREGATE BOND ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
S&P 500 Index(a)(b)
Expiration: 12/11/2025; Exercise Price: $6,340.00	$(40,409,631)	(59)	$(20,945)
Expiration: 12/11/2025; Exercise Price: $6,415.00	(40,409,631)	(59)	(28,615)
Expiration: 12/11/2025; Exercise Price: $6,480.00	(40,409,631)	(59)	(38,940)
TOTAL WRITTEN OPTIONS (Premiums received $154,990)			$(88,500)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

NEOS Enhanced Income Credit Select ETF
Schedule of Investments
November 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 95.0%
iShares Broad USD High Yield Corporate Bond ETF(a)	1,507,586	$56,745,537
State Street SPDR Portfolio High Yield Bond ETF(a)	2,318,485	55,226,313
Xtrackers USD High Yield Corporate Bond ETF(a)	1,522,184	56,351,251
TOTAL EXCHANGE TRADED FUNDS (Cost $166,440,260)		168,323,101

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(b)
Put Options - 0.0%(b)
S&P 500 Index(c)(d)
Expiration: 12/11/2025; Exercise Price: $6,075.00	$58,902,174	86	14,620
Expiration: 12/11/2025; Exercise Price: $6,150.00	58,902,174	86	17,630
Expiration: 12/11/2025; Exercise Price: $6,200.00	58,902,174	86	19,995
TOTAL PURCHASED OPTIONS (Cost $93,572)			52,245

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.1%
First American Treasury Obligations Fund - Class X, 3.91%(e)	7,507,695	7,507,695
Northern US Government Money Market Fund, 3.69%(e)	1,583,160	1,583,160
TOTAL MONEY MARKET FUNDS (Cost $9,090,855)		9,090,855
TOTAL INVESTMENTS - 100.1% (Cost $175,624,687)		$177,466,201
Liabilities in Excess of Other Assets - (0.1)%		(186,495)
TOTAL NET ASSETS - 100.0%		$177,279,706

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

9

NEOS ENHANCED INCOME CREDIT SELECT ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
S&P 500 Index(a)(b)
Expiration: 12/11/2025; Exercise Price: $6,340.00	$(58,902,174)	(86)	$(30,530)
Expiration: 12/11/2025; Exercise Price: $6,415.00	(58,902,174)	(86)	(41,710)
Expiration: 12/11/2025; Exercise Price: $6,480.00	(58,902,174)	(86)	(56,760)
TOTAL WRITTEN OPTIONS (Premiums received $225,917)			$(129,000)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

10

NEOS GOLD HIGH INCOME ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 24.5%
Goldman Sachs Physical Gold ETF(a)	1,246,415	$51,869,560
TOTAL EXCHANGE TRADED FUNDS (Cost $45,644,062)		51,869,560

	Notional Amount	Contracts
PURCHASED OPTIONS - 7.3%
Call Options - 7.3%
SPDR Gold Shares(b)(c)
Expiration: 01/16/2026; Exercise Price: $354.00	$161,319,292	4,159	15,430,847
TOTAL PURCHASED OPTIONS (Cost $8,659,088)			15,430,847

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 69.5%
3.80%, 02/05/2026(d)	$147,839,000	146,825,317
TOTAL U.S. TREASURY BILLS (Cost $146,817,584)		146,825,317

	Shares
MONEY MARKET FUNDS - 1.0%
First American Treasury Obligations Fund - Class X, 3.91%(e)	2,115,654	2,115,654
Northern U.S. Government Select Money Market Fund, 3.68%(e)	52,760	52,760
TOTAL MONEY MARKET FUNDS (Cost $2,168,414)		2,168,414
TOTAL INVESTMENTS - 102.3% (Cost $203,289,148)		$216,294,138
Liabilities in Excess of Other Assets - (2.3)%		(4,821,083)
TOTAL NET ASSETS - 100.0%		$211,473,055

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	FLexible EXchange® Options.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of November 30, 2025.
(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

11

NEOS GOLD HIGH INCOME ETF
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%
Call Options - (1.1)%
SPDR Gold Shares(a)(b)
Expiration: 01/16/2026; Exercise Price: $397.00	$(58,182,000)	(1,500)	$(1,345,500)
Expiration: 01/16/2026; Exercise Price: $406.00	(58,182,000)	(1,500)	(921,000)
Total Call Options			(2,266,500)
Put Options - (0.3)%
SPDR Gold Shares(a)(b)
Expiration: 01/16/2026; Exercise Price: $354.00	(161,319,292)	(4,159)	(615,990)
TOTAL WRITTEN OPTIONS (Premiums received $5,808,855)			$(2,882,490)

Percentages are stated as a percent of net assets.
(a)	FLexible EXchange® Options.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

12

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc.(a)	1,448	$782,123
Automobiles - 3.3%
Tesla, Inc.(a)	26,678	11,476,075
Beverages - 1.9%
Coca-Cola Europacific Partners PLC	8,454	775,147
Keurig Dr. Pepper, Inc.	26,093	727,995
Monster Beverage Corp.(a)	18,169	1,362,493
PepsiCo, Inc.	24,723	3,677,299
		6,542,934
Biotechnology - 2.9%
Amgen, Inc.	9,962	3,441,473
Biogen, Inc.(a)	2,718	494,921
Gilead Sciences, Inc.	22,505	2,832,029
Regeneron Pharmaceuticals, Inc.	1,929	1,504,986
Vertex Pharmaceuticals, Inc.(a)	4,729	2,050,542
		10,323,951
Broadline Retail - 6.2%
Amazon.com, Inc.(a)	78,437	18,293,077
MercadoLibre, Inc.(a)	930	1,926,755
PDD Holdings, Inc. - ADR(a)	12,412	1,440,785
		21,660,617
Chemicals - 1.0%
Linde PLC	8,454	3,468,845
Solstice Advanced Materials, Inc.(a)	2,949	140,609
		3,609,454
Commercial Services & Supplies - 0.6%
Cintas Corp.	7,420	1,380,268
Copart, Inc.(a)	17,527	683,203
		2,063,471
Communications Equipment - 1.6%
Cisco Systems, Inc.	71,518	5,502,595
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	8,011	7,318,769
Electric Utilities - 1.4%
American Electric Power Co., Inc.	9,852	1,219,382
Constellation Energy Corp.	5,618	2,046,974
Exelon Corp.	18,621	877,422
Xcel Energy, Inc.	11,021	904,934
		5,048,712
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	2,509	361,848

The accompanying notes are an integral part of these financial statements.

13

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 99.0% (Continued)
Energy Equipment & Services - 0.3%
Baker Hughes Co.	18,218	$914,544
Entertainment - 3.2%
Electronic Arts, Inc.	4,666	942,672
Netflix, Inc.(a)	77,106	8,295,063
Take-Two Interactive Software, Inc.(a)	3,469	853,617
Warner Bros. Discovery, Inc.(a)	44,897	1,077,528
		11,168,880
Financial Services - 0.3%
PayPal Holdings, Inc.	17,739	1,112,058
Food Products - 0.5%
Kraft Heinz Co.	22,665	578,184
Mondelez International, Inc. - Class A	23,903	1,376,096
		1,954,280
Ground Transportation - 0.5%
CSX Corp.	34,536	1,221,193
Old Dominion Freight Line, Inc.	4,065	549,954
		1,771,147
Health Care Equipment & Supplies - 1.7%
Dexcom, Inc.(a)	7,505	476,342
GE HealthCare Technologies, Inc.	8,752	700,073
IDEXX Laboratories, Inc.(a)	1,476	1,111,251
Intuitive Surgical, Inc.(a)	6,454	3,701,240
		5,988,906
Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc. - Class A(a)	8,005	936,505
Booking Holdings, Inc.	588	2,889,838
DoorDash, Inc. - Class A(a)	7,555	1,498,685
Marriott International, Inc. - Class A	5,020	1,530,046
Starbucks Corp.	21,062	1,834,711
		8,689,785
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	11,505	2,211,146
Interactive Media & Services - 10.4%
Alphabet, Inc. - Class A	42,598	13,639,028
Alphabet, Inc. - Class C	39,779	12,734,053
Meta Platforms, Inc. - Class A	15,922	10,316,660
		36,689,741
IT Services - 1.2%
Cognizant Technology Solutions Corp. - Class A	9,044	702,809
Shopify, Inc. - Class A(a)	21,982	3,487,225
		4,190,034

The accompanying notes are an integral part of these financial statements.

14

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 99.0% (Continued)
Machinery - 0.3%
PACCAR, Inc.	9,720	$1,024,682
Media - 0.7%
Charter Communications, Inc. - Class A(a)	2,521	504,503
Comcast Corp. - Class A	66,388	1,771,896
Trade Desk, Inc. - Class A(a)	8,599	340,176
		2,616,575
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	5,342	815,136
Pharmaceuticals - 0.3%
AstraZeneca PLC - ADR	10,882	1,008,979
Professional Services - 1.2%
Automatic Data Processing, Inc.	7,317	1,868,030
Paychex, Inc.	6,645	742,180
Thomson Reuters Corp.	8,307	1,125,017
Verisk Analytics, Inc.	2,603	585,857
		4,321,084
Real Estate Management & Development - 0.2%
CoStar Group, Inc.(a)	8,061	554,597
Semiconductors & Semiconductor Equipment - 26.4%(b)
Advanced Micro Devices, Inc.(a)	29,228	6,357,967
Analog Devices, Inc.	8,871	2,353,831
Applied Materials, Inc.	14,373	3,625,589
ARM Holdings PLC - ADR(a)	2,552	345,949
ASML Holding NV	1,531	1,622,860
Broadcom, Inc.	57,016	22,975,167
GlobalFoundries, Inc.(a)	10,293	368,901
Intel Corp.(a)	79,073	3,207,201
KLA Corp.	2,384	2,802,320
Lam Research Corp.	22,866	3,567,096
Marvell Technology, Inc.	15,526	1,388,024
Microchip Technology, Inc.	10,339	553,964
Micron Technology, Inc.	20,048	4,740,951
NVIDIA Corp.	178,290	31,557,330
NXP Semiconductors NV	4,685	913,294
ON Semiconductor Corp.(a)	7,998	401,820
QUALCOMM, Inc.	19,520	3,281,117
Texas Instruments, Inc.	16,484	2,773,763
		92,837,144
Software - 16.3%
Adobe, Inc.(a)	7,662	2,452,836
AppLovin Corp. - Class A(a)	5,538	3,319,920
Atlassian Corp. - Class A(a)	3,064	458,129

The accompanying notes are an integral part of these financial statements.

15

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 99.0% (Continued)
Software - 16.3% (Continued)
Autodesk, Inc.(a)	3,989	$1,210,023
Cadence Design Systems, Inc.(a)	4,923	1,535,188
Crowdstrike Holdings, Inc. - Class A(a)	4,528	2,305,477
Datadog, Inc. - Class A(a)	6,018	962,940
Fortinet, Inc.(a)	14,151	1,148,071
Intuit, Inc.	5,040	3,195,763
Microsoft Corp.	54,509	26,818,973
Palantir Technologies, Inc. - Class A(a)	40,999	6,906,282
Palo Alto Networks, Inc.(a)	12,082	2,297,151
Roper Technologies, Inc.	1,986	886,193
Strategy, Inc. - Class A(a)	4,830	855,780
Synopsys, Inc.(a)	3,422	1,430,430
Workday, Inc. - Class A(a)	3,994	861,186
Zscaler, Inc.(a)	2,804	705,206
		57,349,548
Specialty Retail - 0.8%
O’Reilly Automotive, Inc.(a)	15,760	1,602,792
Ross Stores, Inc.	6,025	1,062,569
		2,665,361
Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.	108,961	30,383,775
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica, Inc.(a)	2,203	405,748
Trading Companies & Distributors - 0.2%
Fastenal Co.	21,201	856,520
Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc.	20,327	4,248,546
TOTAL COMMON STOCKS (Cost $201,775,373)		348,468,765

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.1%
Put Options - 1.1%
NASDAQ 100 Index(c)(d)
Expiration: 01/16/2026; Exercise Price: $24,100.00	$348,457,993	137	3,853,125
TOTAL PURCHASED OPTIONS (Cost $4,082,426)			3,853,125

The accompanying notes are an integral part of these financial statements.

16

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%
First American Treasury Obligations Fund - Class X, 3.91%(e)	1,985,018	$1,985,018
TOTAL MONEY MARKET FUNDS (Cost $1,985,018)		1,985,018
TOTAL INVESTMENTS - 100.7% (Cost $207,842,817)		$354,306,908
Liabilities in Excess of Other Assets - (0.7)%		(2,613,727)
TOTAL NET ASSETS - 100.0%		$351,693,181

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

17

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%
Call Options - (1.3)%
NASDAQ 100 Index(a)(b)
Expiration: 01/16/2026; Exercise Price: $26,100.00	$(259,435,878)	(102)	$(4,410,480)
Put Options - (0.4)%
NASDAQ 100 Index(a)(b)
Expiration: 01/16/2026; Exercise Price: $22,500.00	(348,457,993)	(137)	(1,520,700)
TOTAL WRITTEN OPTIONS (Premiums received $5,835,520)			$(5,931,180)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

18

NEOS NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc.(a)	26,662	$14,401,213
Automobiles - 3.3%
Tesla, Inc.(a)	504,655	217,087,441
Beverages - 1.9%
Coca-Cola Europacific Partners PLC	160,263	14,694,515
Keurig Dr. Pepper, Inc.	490,967	13,697,979
Monster Beverage Corp.(a)	353,601	26,516,539
PepsiCo, Inc.	479,996	71,394,605
		126,303,638
Biotechnology - 2.9%
Amgen, Inc.	184,535	63,749,461
Biogen, Inc.(a)	50,494	9,194,452
Gilead Sciences, Inc.	437,916	55,107,349
Regeneron Pharmaceuticals, Inc.	37,374	29,158,821
Vertex Pharmaceuticals, Inc.(a)	89,821	38,947,284
		196,157,367
Broadline Retail - 6.1%
Amazon.com, Inc.(a)	1,492,563	348,095,543
MercadoLibre, Inc.(a)	16,136	33,430,242
PDD Holdings, Inc. - ADR(a)	238,888	27,730,119
		409,255,904
Chemicals - 1.0%
Linde PLC	163,557	67,110,708
Solstice Advanced Materials, Inc.(a)	54,860	2,615,725
		69,726,433
Commercial Services & Supplies - 0.6%
Cintas Corp.	139,978	26,038,707
Copart, Inc.(a)	347,803	13,557,361
		39,596,068
Communications Equipment - 1.6%
Cisco Systems, Inc.	1,359,705	104,615,703
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	153,876	140,579,575
Electric Utilities - 1.5%
American Electric Power Co., Inc.	186,621	23,098,081
Constellation Energy Corp.	109,355	39,844,588
Exelon Corp.	353,457	16,654,894
Xcel Energy, Inc.	206,972	16,994,471
		96,592,034

The accompanying notes are an integral part of these financial statements.

19

NEOS NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 99.7% (Continued)
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	43,510	$6,275,012
Energy Equipment & Services - 0.3%
Baker Hughes Co.	345,600	17,349,120
Entertainment - 3.2%
Electronic Arts, Inc.	88,378	17,855,008
Netflix, Inc.(a)	1,469,735	158,114,091
Take-Two Interactive Software, Inc.(a)	63,860	15,714,030
Warner Bros. Discovery, Inc.(a)	867,856	20,828,544
		212,511,673
Financial Services - 0.3%
PayPal Holdings, Inc.	334,086	20,943,851
Food Products - 0.6%
Kraft Heinz Co.	428,533	10,931,877
Mondelez International, Inc. - Class A	453,653	26,116,803
		37,048,680
Ground Transportation - 0.5%
CSX Corp.	655,913	23,193,084
Old Dominion Freight Line, Inc.	74,488	10,077,481
		33,270,565
Health Care Equipment & Supplies - 1.7%
Dexcom, Inc.(a)	138,739	8,805,764
GE HealthCare Technologies, Inc.	170,815	13,663,492
IDEXX Laboratories, Inc.(a)	27,229	20,500,170
Intuitive Surgical, Inc.(a)	126,217	72,382,925
		115,352,351
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. - Class A(a)	149,858	17,531,887
Booking Holdings, Inc.	7,658	37,636,696
DoorDash, Inc. - Class A(a)	140,251	27,821,591
Marriott International, Inc. - Class A	98,633	30,062,352
Starbucks Corp.	400,162	34,858,112
		147,910,638
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	222,473	42,757,086
Interactive Media & Services - 10.6%
Alphabet, Inc. - Class A	816,806	261,524,945
Alphabet, Inc. - Class C	763,352	244,364,242
Meta Platforms, Inc. - Class A	305,524	197,964,276
		703,853,463

The accompanying notes are an integral part of these financial statements.

20

NEOS NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 99.7% (Continued)
IT Services - 1.2%
Cognizant Technology Solutions Corp. - Class A	171,697	$13,342,574
Shopify, Inc. - Class A(a)	425,375	67,481,490
		80,824,064
Machinery - 0.3%
PACCAR, Inc.	187,469	19,762,982
Media - 0.8%
Charter Communications, Inc. - Class A(a)	50,082	10,022,410
Comcast Corp. - Class A	1,294,046	34,538,088
Trade Desk, Inc. - Class A(a)	170,809	6,757,204
		51,317,702
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	102,025	15,567,995
Pharmaceuticals - 0.3%
AstraZeneca PLC - ADR	206,478	19,144,640
Professional Services - 1.2%
Automatic Data Processing, Inc.	140,979	35,991,939
Paychex, Inc.	125,637	14,032,397
Thomson Reuters Corp.	160,154	21,689,656
Verisk Analytics, Inc.	49,877	11,225,816
		82,939,808
Real Estate Management & Development - 0.2%
CoStar Group, Inc.(a)	147,746	10,164,925
Semiconductors & Semiconductor Equipment - 26.6%(b)
Advanced Micro Devices, Inc.(a)	558,228	121,431,337
Analog Devices, Inc.	171,994	45,636,888
Applied Materials, Inc.	280,265	70,696,846
ARM Holdings PLC - ADR(a)	48,520	6,577,371
ASML Holding NV	28,942	30,678,520
Broadcom, Inc.	1,081,347	435,739,587
GlobalFoundries, Inc.(a)	216,159	7,747,139
Intel Corp.(a)	1,535,482	62,279,150
KLA Corp.	43,447	51,070,645
Lam Research Corp.	444,632	69,362,592
Marvell Technology, Inc.	303,863	27,165,352
Microchip Technology, Inc.	188,473	10,098,383
Micron Technology, Inc.	383,371	90,659,574
NVIDIA Corp.	3,391,763	600,342,051
NXP Semiconductors NV	89,140	17,376,952
ON Semiconductor Corp.(a)	159,180	7,997,203
QUALCOMM, Inc.	378,971	63,701,236
Texas Instruments, Inc.	317,651	53,451,134
		1,772,011,960

The accompanying notes are an integral part of these financial statements.

21

NEOS NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 99.7% (Continued)
Software - 16.5%
Adobe, Inc.(a)	150,234	$48,094,410
AppLovin Corp. - Class A(a)	105,273	63,109,058
Atlassian Corp. - Class A(a)	61,391	9,179,182
Autodesk, Inc.(a)	75,334	22,851,816
Cadence Design Systems, Inc.(a)	94,362	29,425,846
Crowdstrike Holdings, Inc. - Class A(a)	87,726	44,666,570
Datadog, Inc. - Class A(a)	112,808	18,050,408
Fortinet, Inc.(a)	272,443	22,103,301
Intuit, Inc.	97,625	61,902,060
Microsoft Corp.	1,039,349	511,370,101
Palantir Technologies, Inc. - Class A(a)	780,582	131,489,038
Palo Alto Networks, Inc.(a)	236,943	45,049,973
Roper Technologies, Inc.	37,966	16,941,189
Strategy, Inc. - Class A(a)	88,875	15,746,872
Synopsys, Inc.(a)	64,538	26,977,529
Workday, Inc. - Class A(a)	76,049	16,397,685
Zscaler, Inc.(a)	53,369	13,422,304
		1,096,777,342
Specialty Retail - 0.8%
O’Reilly Automotive, Inc.(a)	305,296	31,048,603
Ross Stores, Inc.	115,374	20,347,359
		51,395,962
Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	2,075,012	578,617,096
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica, Inc.(a)	39,740	7,319,313
Trading Companies & Distributors - 0.3%
Fastenal Co.	415,008	16,766,323
Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc.	395,000	82,558,950
TOTAL COMMON STOCKS (Cost $5,940,395,738)		6,636,756,877

The accompanying notes are an integral part of these financial statements.

22

NEOS NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class X, 3.91%(c)	32,637,624	$32,637,624
TOTAL MONEY MARKET FUNDS (Cost $32,637,624)		32,637,624
TOTAL INVESTMENTS - 100.2% (Cost $5,973,033,362)		$6,669,394,501
Liabilities in Excess of Other Assets - (0.2)%		(11,726,978)
TOTAL NET ASSETS - 100.0%		$6,657,667,523

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

23

NEOS NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%
Call Options - (0.9)%
NASDAQ 100 Index(a)(b)
Expiration: 01/16/2026; Exercise Price: $26,000.00	$(1,989,008,398)	(782)	$(37,344,410)
Expiration: 01/16/2026; Exercise Price: $26,400.00	(1,989,008,398)	(782)	(24,609,540)
TOTAL WRITTEN OPTIONS (Premiums received $59,000,367)			$(61,953,950)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

24

NEOS REAL ESTATE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 92.2%
Diversified REITs - 1.1%
WP Carey, Inc.	26,055	$1,755,325
Health Care REITs - 16.5%
Alexandria Real Estate Equities, Inc.	18,256	979,799
Healthcare Realty Trust, Inc.	41,990	765,478
Healthpeak Properties, Inc.	83,596	1,526,463
Omega Healthcare Investors, Inc.	33,554	1,540,800
Sabra Health Care REIT, Inc.	27,967	545,636
Ventas, Inc.	52,082	4,199,372
Welltower, Inc.	77,668	16,172,031
		25,729,579
Hotel & Resort REITs - 1.0%
Host Hotels & Resorts, Inc.	83,001	1,463,308
Industrial REITs - 11.8%
Americold Realty Trust, Inc.	31,051	336,282
EastGroup Properties, Inc.	5,983	1,084,000
First Industrial Realty Trust, Inc.	15,654	896,035
Lineage, Inc.	6,906	247,373
Prologis, Inc.	107,802	13,855,791
Rexford Industrial Realty, Inc.	26,721	1,111,861
STAG Industrial, Inc. – Class A	22,017	864,828
		18,396,170
Mortgage Real Estate Investment Trusts REITs - 2.6%
AGNC Investment Corp.	107,146	1,123,962
Annaly Capital Management, Inc.	68,968	1,572,470
Rithm Capital Corp.	61,795	710,025
Starwood Property Trust, Inc.	38,219	700,936
		4,107,393
Office REITs - 1.9%
BXP, Inc.	17,219	1,245,967
Cousins Properties, Inc.	19,821	510,985
Kilroy Realty Corp.	12,530	537,412
Vornado Realty Trust	19,507	718,248
		3,012,612
Residential REITs - 11.9%
American Homes 4 Rent - Class A	37,611	1,208,065
AvalonBay Communities, Inc.	16,706	3,039,490
Camden Property Trust	12,623	1,342,330
Equity LifeStyle Properties, Inc.	22,653	1,424,194
Equity Residential	40,701	2,513,287
Essex Property Trust, Inc.	7,530	1,985,059
Invitation Homes, Inc.	67,995	1,917,459

The accompanying notes are an integral part of these financial statements.

25

NEOS REAL ESTATE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 92.2% (Continued)
Residential REITs - 11.9% (Continued)
Mid-America Apartment Communities, Inc.	13,786	$1,873,379
Sun Communities, Inc.	14,189	1,828,111
UDR, Inc.	35,749	1,301,978
		18,433,352
Retail REITs - 12.6%
Agree Realty Corp.	12,635	950,405
Brixmor Property Group, Inc.	36,347	950,111
Federal Realty Investment Trust	9,085	896,962
Kimco Realty Corp.	80,808	1,669,493
NNN REIT, Inc.	22,303	922,229
Realty Income Corp.	104,365	6,012,468
Regency Centers Corp.	19,222	1,367,837
Simon Property Group, Inc.	36,379	6,778,135
		19,547,640
Specialized REITs - 32.8%(a)
American Tower Corp.	54,482	9,875,952
Crown Castle, Inc.	51,964	4,743,274
CubeSmart	26,987	1,004,726
Digital Realty Trust, Inc.	37,628	6,024,995
Equinix, Inc.	9,008	6,785,816
Extra Space Storage, Inc.	25,128	3,346,296
Gaming and Leisure Properties, Inc.	32,617	1,419,818
Iron Mountain, Inc.	34,810	3,005,843
Lamar Advertising Co. - Class A	10,348	1,369,972
Millrose Properties, Inc. - Class A	14,199	432,502
Public Storage	18,580	5,100,953
SBA Communications Corp.	12,641	2,455,767
VICI Properties, Inc.	125,901	3,628,467
Weyerhaeuser Co.	86,409	1,919,144
		51,113,525
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $142,432,664)		143,558,904
COMMON STOCKS - 8.2%
Real Estate Management & Development - 8.2%
CBRE Group, Inc. - Class A(b)	35,123	5,683,955
CoStar Group, Inc.(b)	50,202	3,453,897
Jones Lang LaSalle, Inc.(b)	5,459	1,777,942
Zillow Group, Inc. - Class A(b)	6,289	455,009
Zillow Group, Inc. - Class C(b)	18,876	1,403,997
TOTAL COMMON STOCKS (Cost $12,587,823)		12,774,800

The accompanying notes are an integral part of these financial statements.

26

NEOS REAL ESTATE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Treasury Obligations Fund - Class X, 3.91%(c)	395,048	$395,048
Northern US Government Money Market Fund, 3.69%(c)	117,407	117,407
TOTAL MONEY MARKET FUNDS (Cost $512,455)		512,455
TOTAL INVESTMENTS - 100.7% (Cost $155,532,942)		$156,846,159
Liabilities in Excess of Other Assets - (0.7)%		(1,148,196)
TOTAL NET ASSETS - 100.0%		$155,697,963

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

27

NEOS REAL ESTATE HIGH INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.8)%
Call Options - (0.8)%
iShares U.S. Real Estate ETF(a)(b)
Expiration: 01/16/2026; Exercise Price: $98.00	$(58,653,570)	(6,053)	$(762,678)
Expiration: 01/16/2026; Exercise Price: $99.00	(58,653,570)	(6,053)	(556,876)
TOTAL WRITTEN OPTIONS (Premiums received $1,307,222)			$(1,319,554)

Percentages are stated as a percent of net assets.
(a)	FLexible EXchange® Options.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

28

NEOS RUSSELL 2000® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 100.3%
Vanguard Russell 2000 ETF(a)	3,874,936	$389,741,063
TOTAL EXCHANGE TRADED FUNDS (Cost $356,180,386)		389,741,063
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.91%(b)	1,471,361	1,471,361
TOTAL MONEY MARKET FUNDS (Cost $1,471,361)		1,471,361
TOTAL INVESTMENTS - 100.7% (Cost $357,651,747)		$391,212,424
Liabilities in Excess of Other Assets - (0.7)%		(2,774,376)
TOTAL NET ASSETS - 100.0%		$388,438,048

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

29

NEOS RUSSELL 2000® HIGH INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.0)%
Call Options - (1.0)%
Russell 2000 Index(a)(b)
Expiration: 01/16/2026; Exercise Price: $2,560.00	$(126,271,917)	(505)	$(2,464,400)
Expiration: 01/16/2026; Exercise Price: $2,610.00	(126,271,917)	(505)	(1,580,650)
TOTAL WRITTEN OPTIONS (Premiums received $3,912,721)			$(4,045,050)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

30

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc.(a)	3	$1,620
Boeing Co.(a)	235	44,415
General Dynamics Corp.	70	23,914
General Electric Co.	335	99,981
Howmet Aerospace, Inc.	132	27,006
L3Harris Technologies, Inc.	66	18,394
Lockheed Martin Corp.	66	30,219
Northrop Grumman Corp.	33	18,884
RTX Corp.	431	75,386
Textron, Inc.	66	5,489
TransDigm Group, Inc.	3	4,080
		349,388
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	33	5,243
Expeditors International of Washington, Inc.	33	4,848
FedEx Corp.	66	18,195
United Parcel Service, Inc. - Class B	264	25,288
		53,574
Automobile Components - 0.0%(b)
Aptiv PLC(a)	66	5,118
Automobiles - 2.3%
Ford Motor Co.	1,353	17,968
General Motors Co.	330	24,262
Tesla, Inc.(a)	871	374,678
		416,908
Banks - 3.6%
Bank of America Corp.	2,148	115,240
Citigroup, Inc.	599	62,056
Citizens Financial Group, Inc.	165	8,927
Fifth Third Bancorp	231	10,039
Huntington Bancshares, Inc.	495	8,069
JPMorgan Chase & Co.	858	268,623
KeyCorp	330	6,065
M&T Bank Corp.	66	12,555
PNC Financial Services Group, Inc.	132	25,175
Regions Financial Corp.	297	7,559
Truist Financial Corp.	462	21,483
US Bancorp	528	25,898
Wells Fargo & Co.	1,006	86,365
		658,054
Beverages - 1.1%
Brown-Forman Corp. - Class B	66	1,913
Coca-Cola Co.	1,256	91,839
Constellation Brands, Inc. - Class A	66	9,001

The accompanying notes are an integral part of these financial statements.

31

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.7%(Continued)
Beverages - 1.1%(Continued)
Keurig Dr. Pepper, Inc.	396	$11,048
Molson Coors Beverage Co. - Class B	66	3,069
Monster Beverage Corp.(a)	231	17,323
PepsiCo, Inc.	431	64,107
		198,300
Biotechnology - 1.7%
AbbVie, Inc.	565	128,651
Amgen, Inc.	168	58,037
Biogen, Inc.(a)	66	12,018
Gilead Sciences, Inc.	391	49,204
Incyte Corp.(a)	66	6,894
Moderna, Inc.(a)	132	3,429
Regeneron Pharmaceuticals, Inc.	33	25,746
Vertex Pharmaceuticals, Inc.(a)	70	30,353
		314,332
Broadline Retail - 4.0%
Amazon.com, Inc.(a)	3,028	706,190
eBay, Inc.	165	13,661
		719,851
Building Products - 0.5%
A.O. Smith Corp. - Class A	33	2,177
Allegion PLC	33	5,479
Builders FirstSource, Inc.(a)	33	3,704
Carrier Global Corp.	264	14,488
Johnson Controls International PLC	231	26,868
Masco Corp.	66	4,281
Trane Technologies PLC	66	27,818
		84,815
Capital Markets - 3.1%
Ameriprise Financial, Inc.	33	15,039
Bank of New York Mellon Corp.	231	25,895
Blackrock, Inc.	35	36,656
Blackstone, Inc.	231	33,823
Cboe Global Markets, Inc.	33	8,520
Charles Schwab Corp.	536	49,703
CME Group, Inc. - Class A	103	28,990
Coinbase Global, Inc. - Class A(a)	34	9,276
Franklin Resources, Inc.	99	2,236
Goldman Sachs Group, Inc.	99	81,778
Interactive Brokers Group, Inc. - Class A	105	6,827
Intercontinental Exchange, Inc.	198	31,145
Invesco Ltd.	165	4,034
KKR & Co., Inc.	231	28,254
Moody’s Corp.	37	18,159

The accompanying notes are an integral part of these financial statements.

32

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.7%(Continued)
Capital Markets - 3.1%(Continued)
Morgan Stanley	398	$67,525
MSCI, Inc.	5	2,819
Nasdaq, Inc.	132	12,001
Northern Trust Corp.	66	8,669
Raymond James Financial, Inc.	66	10,332
Robinhood Markets, Inc. - Class A(a)	179	23,000
S&P Global, Inc.	99	49,384
State Street Corp.	99	11,783
T. Rowe Price Group, Inc.	66	6,757
		572,605
Chemicals - 1.0%
Air Products and Chemicals, Inc.	66	17,229
Albemarle Corp.	33	4,290
CF Industries Holdings, Inc.	66	5,194
Corteva, Inc.	231	15,586
Dow, Inc.	231	5,509
DuPont de Nemours, Inc.	132	5,250
Ecolab, Inc.	70	19,261
International Flavors & Fragrances, Inc.	99	6,878
Linde PLC	137	56,214
LyondellBasell Industries NV - Class A	99	4,850
Mosaic Co.	99	2,424
PPG Industries, Inc.	66	6,603
Sherwin-Williams Co.	66	22,684
Solstice Advanced Materials, Inc.(a)	48	2,277
		174,249
Commercial Services & Supplies - 0.5%
Cintas Corp.	102	18,974
Copart, Inc.(a)	297	11,577
Republic Services, Inc.	66	14,326
Rollins, Inc.	99	6,086
Veralto Corp.	99	10,021
Waste Management, Inc.	132	28,759
		89,743
Communications Equipment - 0.9%
Arista Networks, Inc.(a)	332	43,386
Cisco Systems, Inc.	1,288	99,099
F5, Inc.(a)	4	956
Motorola Solutions, Inc.	37	13,678
		157,119
Construction & Engineering - 0.1%
EMCOR Group, Inc.	6	3,690
Quanta Services, Inc.	37	17,201
		20,891

The accompanying notes are an integral part of these financial statements.

33

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.7%(Continued)
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4	$2,493
Vulcan Materials Co.	33	9,809
		12,302
Consumer Finance - 0.6%
American Express Co.	169	61,731
Capital One Financial Corp.	201	44,033
Synchrony Financial	132	10,211
		115,975
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	135	123,335
Dollar General Corp.	66	7,226
Dollar Tree, Inc.(a)	66	7,314
Kroger Co.	231	15,542
Sysco Corp.	165	12,573
Target Corp.	165	14,952
Walmart, Inc.	1,420	156,924
		337,866
Containers & Packaging - 0.2%
Amcor PLC	495	4,217
Avery Dennison Corp.	33	5,688
Ball Corp.	99	4,904
International Paper Co.	198	7,817
Packaging Corp. of America	33	6,734
Smurfit WestRock PLC	165	5,889
		35,249
Distributors - 0.0%(b)
Genuine Parts Co.	33	4,303
LKQ Corp.	99	2,940
		7,243
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	2,250	58,545
Verizon Communications, Inc.	1,359	55,868
		114,413
Electric Utilities - 1.6%
Alliant Energy Corp.	99	6,877
American Electric Power Co., Inc.	198	24,506
Constellation Energy Corp.	99	36,072
Duke Energy Corp.	264	32,720
Edison International	132	7,773
Entergy Corp.	132	12,873
Evergy, Inc.	66	5,125
Eversource Energy	132	8,868

The accompanying notes are an integral part of these financial statements.

34

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.7%(Continued)
Electric Utilities - 1.6%(Continued)
Exelon Corp.	330	$15,550
FirstEnergy Corp.	165	7,874
NextEra Energy, Inc.	648	55,916
NRG Energy, Inc.	66	11,186
PG&E Corp.	759	12,235
Pinnacle West Capital Corp.	33	2,998
PPL Corp.	264	9,742
Southern Co.	363	33,077
Xcel Energy, Inc.	198	16,258
		299,650
Electrical Equipment - 0.8%
AMETEK, Inc.	66	13,061
Eaton Corp. PLC	132	45,657
Emerson Electric Co.	198	26,409
GE Vernova, Inc.	71	42,584
Generac Holdings, Inc.(a)	33	5,004
Hubbell, Inc.	4	1,726
Rockwell Automation, Inc.	33	13,063
		147,504
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. - Class A	396	55,796
CDW Corp.	33	4,759
Corning, Inc.	264	22,229
Jabil, Inc.	33	6,953
Keysight Technologies, Inc.(a)	66	13,065
TE Connectivity PLC	99	22,389
Trimble, Inc.(a)	99	8,061
Zebra Technologies Corp. - Class A(a)	4	1,011
		134,263
Energy Equipment & Services - 0.2%
Baker Hughes Co.	330	16,566
Halliburton Co.	297	7,787
SLB Ltd.	462	16,743
		41,096
Entertainment - 1.5%
Electronic Arts, Inc.	66	13,334
Live Nation Entertainment, Inc.(a)	66	8,676
Netflix, Inc.(a)	1,320	142,005
Take-Two Interactive Software, Inc.(a)	66	16,241
TKO Group Holdings, Inc. – Class A	33	6,398
Walt Disney Co.	594	62,055
Warner Bros. Discovery, Inc.(a)	792	19,008
		267,717

The accompanying notes are an integral part of these financial statements.

35

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.7%(Continued)
Financial Services - 4.0%
Apollo Global Management, Inc.	165	$21,755
Berkshire Hathaway, Inc. - Class B(a)	576	295,955
Block, Inc. - Class A(a)	167	11,156
Corpay, Inc.(a)	33	9,761
Fidelity National Information Services, Inc.	198	13,022
Fiserv, Inc.(a)	198	12,171
Global Payments, Inc.	99	7,500
Jack Henry & Associates, Inc.	33	5,758
Mastercard, Inc. - Class A	264	145,340
PayPal Holdings, Inc.	330	20,688
Visa, Inc. - Class A	534	178,591
		721,697
Food Products - 0.6%
Archer-Daniels-Midland Co.	165	10,022
Bunge Global SA	33	3,170
Conagra Brands, Inc.	165	2,945
General Mills, Inc.	198	9,375
Hershey Co.	66	12,413
Hormel Foods Corp.	99	2,298
J.M. Smucker Co.	33	3,438
Kellanova	99	8,280
Kraft Heinz Co.	297	7,576
Lamb Weston Holdings, Inc.	33	1,949
McCormick & Co., Inc.	99	6,681
Mondelez International, Inc. - Class A	429	24,698
The Campbell’s Co.	66	2,012
Tyson Foods, Inc. - Class A	99	5,747
		100,604
Gas Utilities - 0.1%
Atmos Energy Corp.	66	11,640
Ground Transportation - 0.9%
CSX Corp.	660	23,337
JB Hunt Transport Services, Inc.	33	5,741
Norfolk Southern Corp.	66	19,278
Old Dominion Freight Line, Inc.	66	8,929
Uber Technologies, Inc.(a)	666	58,302
Union Pacific Corp.	198	45,902
		161,489
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	550	70,895
Align Technology, Inc.(a)	33	4,857
Baxter International, Inc.	165	3,092
Becton Dickinson & Co.	99	19,208
Boston Scientific Corp.(a)	495	50,282

The accompanying notes are an integral part of these financial statements.

36

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.7%(Continued)
Health Care Equipment & Supplies - 2.1%(Continued)
Cooper Cos., Inc.(a)	66	$5,144
Dexcom, Inc.(a)	132	8,378
Edwards Lifesciences Corp.(a)	198	17,161
GE HealthCare Technologies, Inc.	165	13,198
Hologic, Inc.(a)	66	4,948
IDEXX Laboratories, Inc.(a)	8	6,023
Insulet Corp.(a)	33	10,797
Intuitive Surgical, Inc.(a)	102	58,495
Medtronic PLC	429	45,187
ResMed, Inc.	36	9,210
Solventum Corp.(a)	33	2,814
STERIS PLC	33	8,787
Stryker Corp.	101	37,489
Zimmer Biomet Holdings, Inc.	66	6,436
		382,401
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	76	16,132
Cencora, Inc.	66	24,349
Centene Corp.(a)	165	6,491
Cigna Group	72	19,964
CVS Health Corp.	429	34,474
Elevance Health, Inc.	66	22,325
HCA Healthcare, Inc.	40	20,332
Henry Schein, Inc.(a)	33	2,461
Humana, Inc.	33	8,110
Labcorp Holdings, Inc.	33	8,870
McKesson Corp.	33	29,077
Molina Healthcare, Inc.(a)	4	593
Quest Diagnostics, Inc.	33	6,243
UnitedHealth Group, Inc.	286	94,314
Universal Health Services, Inc. - Class B	33	8,040
		301,775
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. - Class A(a)	132	15,443
Carnival Corp.(a)	363	9,358
Chipotle Mexican Grill, Inc.(a)	462	15,948
Darden Restaurants, Inc.	33	5,926
DoorDash, Inc. - Class A(a)	102	20,234
Expedia Group, Inc. - Class A	33	8,438
Hilton Worldwide Holdings, Inc.	69	19,667
Las Vegas Sands Corp.	132	8,997
Marriott International, Inc. - Class A	66	20,116
McDonald’s Corp.	231	72,030
MGM Resorts International(a)	66	2,329
Norwegian Cruise Line Holdings Ltd.(a)	165	3,046

The accompanying notes are an integral part of these financial statements.

37

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.7%(Continued)
Hotels, Restaurants & Leisure - 1.5%(Continued)
Royal Caribbean Cruises Ltd.	69	$18,371
Starbucks Corp.	396	34,496
Wynn Resorts Ltd.	33	4,247
Yum! Brands, Inc.	99	15,168
		273,814
Household Durables - 0.2%
D.R. Horton, Inc.	99	15,742
Garmin Ltd.	38	7,422
Lennar Corp. - Class A	66	8,666
Mohawk Industries, Inc.(a)	33	3,825
PulteGroup, Inc.	66	8,394
		44,049
Household Products - 0.8%
Church & Dwight Co., Inc.	99	8,431
Clorox Co.	33	3,562
Colgate-Palmolive Co.	264	21,223
Kimberly-Clark Corp.	99	10,803
Procter & Gamble Co.	736	109,045
		153,064
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	231	3,248
Vistra Corp.	99	17,707
		20,955
Industrial Conglomerates - 0.4%
3M Co.	169	29,077
Honeywell International, Inc.	201	38,630
		67,707
Insurance - 1.8%
Aflac, Inc.	165	18,201
Allstate Corp.	99	21,085
American International Group, Inc.	198	15,080
Aon PLC - Class A	66	23,359
Arch Capital Group Ltd.(a)	132	12,398
Arthur J Gallagher & Co.	70	17,333
Assurant, Inc.	16	3,651
Brown & Brown, Inc.	66	5,308
Chubb Ltd.	117	34,653
Cincinnati Financial Corp.	66	11,061
Globe Life, Inc.	33	4,446
Hartford Insurance Group, Inc.	99	13,566
Loews Corp.	66	7,119
Marsh & McLennan Cos., Inc.	165	30,269
MetLife, Inc.	198	15,159
Principal Financial Group, Inc.	66	5,598

The accompanying notes are an integral part of these financial statements.

38

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.7%(Continued)
Insurance - 1.8%(Continued)
Progressive Corp.	198	$45,301
Prudential Financial, Inc.	132	14,289
Travelers Cos., Inc.	66	19,329
W.R. Berkley Corp.	99	7,691
Willis Towers Watson PLC	33	10,593
		335,489
Interactive Media & Services - 8.2%
Alphabet, Inc. - Class A	1,805	577,925
Alphabet, Inc. - Class C	1,469	470,256
Match Group, Inc.	99	3,298
Meta Platforms, Inc. - Class A	680	440,606
		1,492,085
IT Services - 1.0%
Accenture PLC - Class A	198	49,500
Akamai Technologies, Inc.(a)	66	5,908
Cognizant Technology Solutions Corp. - Class A	165	12,822
EPAM Systems, Inc.(a)	33	6,171
Gartner, Inc.(a)	33	7,681
GoDaddy, Inc. - Class A(a)	33	4,219
International Business Machines Corp.	300	92,574
VeriSign, Inc.	33	8,316
		187,191
Leisure Products - 0.0%(b)
Hasbro, Inc.	33	2,726
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	99	15,196
Bio-Techne Corp.	66	4,258
Charles River Laboratories International, Inc.(a)	33	5,879
Danaher Corp.	201	45,583
IQVIA Holdings, Inc.(a)	66	15,181
Revvity, Inc.	33	3,445
Thermo Fisher Scientific, Inc.	106	62,628
Waters Corp.(a)	4	1,614
West Pharmaceutical Services, Inc.	33	9,149
		162,933
Machinery - 1.6%
Caterpillar, Inc.	137	78,879
Cummins, Inc.	33	16,434
Deere & Co.	70	32,514
Dover Corp.	33	6,114
Fortive Corp.	132	7,060
IDEX Corp.	33	5,740
Illinois Tool Works, Inc.	84	20,940

The accompanying notes are an integral part of these financial statements.

39

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.7%(Continued)
Machinery - 1.6%(Continued)
Ingersoll Rand, Inc.	132	$10,605
Nordson Corp.	33	7,843
Otis Worldwide Corp.	132	11,728
PACCAR, Inc.	165	17,394
Parker-Hannifin Corp.	33	28,436
Pentair PLC	66	6,946
Snap-on, Inc.	4	1,360
Stanley Black & Decker, Inc.	66	4,720
Westinghouse Air Brake Technologies Corp.	66	13,764
Xylem, Inc.	99	13,926
		284,403
Media - 0.4%
Charter Communications, Inc. - Class A(a)	33	6,604
Comcast Corp. - Class A	1,287	34,350
Fox Corp. - Class A	66	4,323
Fox Corp. - Class B	33	1,922
News Corp. - Class A	132	3,390
News Corp. - Class B	33	971
Omnicom Group, Inc.	111	7,979
Paramount Skydance Corp. - Class B	198	3,172
Trade Desk, Inc. - Class A(a)	105	4,154
		66,865
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	495	21,275
Newmont Corp.	348	31,574
Nucor Corp.	66	10,526
Steel Dynamics, Inc.	33	5,539
		68,914
Multi-Utilities - 0.7%
Ameren Corp.	99	10,529
CenterPoint Energy, Inc.	231	9,235
CMS Energy Corp.	99	7,469
Consolidated Edison, Inc.	132	13,247
Dominion Energy, Inc.	297	18,643
DTE Energy Co.	66	9,044
NiSource, Inc.	165	7,281
Public Service Enterprise Group, Inc.	165	13,781
Sempra	231	21,880
WEC Energy Group, Inc.	99	11,095
		122,204
Oil, Gas & Consumable Fuels - 2.7%
APA Corp.	132	3,296
Chevron Corp.	627	94,759
ConocoPhillips	429	38,048
Coterra Energy, Inc.	264	7,086

The accompanying notes are an integral part of these financial statements.

40

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.7%(Continued)
Oil, Gas & Consumable Fuels - 2.7%(Continued)
Devon Energy Corp.	231	$8,561
Diamondback Energy, Inc.	66	10,071
EOG Resources, Inc.	198	21,354
EQT Corp.	198	12,050
Expand Energy Corp.	66	8,047
Exxon Mobil Corp.	1,343	155,681
Kinder Morgan, Inc.	660	18,031
Marathon Petroleum Corp.	99	19,179
Occidental Petroleum Corp.	231	9,702
ONEOK, Inc.	198	14,418
Phillips 66	132	18,079
Targa Resources Corp.	66	11,571
Valero Energy Corp.	99	17,499
Williams Cos., Inc.	429	26,139
		493,571
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	231	14,807
Southwest Airlines Co.	198	6,892
United Airlines Holdings, Inc.(a)	132	13,459
		35,158
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	66	6,209
Kenvue, Inc.	660	11,451
		17,660
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	693	34,096
Eli Lilly & Co.	237	254,886
Johnson & Johnson	749	154,983
Merck & Co., Inc.	789	82,711
Pfizer, Inc.	1,791	46,100
Viatris, Inc.	396	4,233
Zoetis, Inc.	165	21,150
		598,159
Professional Services - 0.5%
Automatic Data Processing, Inc.	132	33,700
Broadridge Financial Solutions, Inc.	33	7,527
Dayforce, Inc.(a)	66	4,561
Equifax, Inc.	33	7,008
Jacobs Solutions, Inc.	33	4,449
Leidos Holdings, Inc.	33	6,306
Paychex, Inc.	99	11,057
Verisk Analytics, Inc.	33	7,427
		82,035

The accompanying notes are an integral part of these financial statements.

41

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.7%(Continued)
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	99	$16,021
CoStar Group, Inc.(a)	132	9,082
		25,103
Semiconductors & Semiconductor Equipment - 14.1%
Advanced Micro Devices, Inc.(a)	511	111,158
Analog Devices, Inc.	165	43,781
Applied Materials, Inc.	264	66,594
Broadcom, Inc.	1,465	590,336
First Solar, Inc.(a)	33	9,006
Intel Corp.(a)	1,367	55,445
KLA Corp.	33	38,790
Lam Research Corp.	400	62,400
Microchip Technology, Inc.	198	10,609
Micron Technology, Inc.	363	85,842
NVIDIA Corp.	7,607	1,346,439
NXP Semiconductors NV	70	13,646
ON Semiconductor Corp.(a)	132	6,632
Qnity Electronics, Inc.	66	5,352
QUALCOMM, Inc.	340	57,151
Skyworks Solutions, Inc.	66	4,353
Teradyne, Inc.	66	12,005
Texas Instruments, Inc.	299	50,313
		2,569,852
Software - 10.0%
Adobe, Inc.(a)	134	42,897
AppLovin Corp. - Class A(a)	67	40,165
Autodesk, Inc.(a)	66	20,021
Cadence Design Systems, Inc.(a)	73	22,764
Crowdstrike Holdings, Inc. - Class A(a)	70	35,641
Datadog, Inc. - Class A(a)	71	11,361
Fortinet, Inc.(a)	231	18,741
Gen Digital, Inc.	198	5,221
Intuit, Inc.	71	45,020
Microsoft Corp.	2,318	1,140,479
Oracle Corp.	530	107,034
Palantir Technologies, Inc. - Class A(a)	693	116,736
Palo Alto Networks, Inc.(a)	231	43,920
PTC, Inc.(a)	33	5,789
Roper Technologies, Inc.	33	14,725
Salesforce, Inc.	301	69,393
ServiceNow, Inc.(a)	66	53,619
Synopsys, Inc.(a)	39	16,302
Workday, Inc. - Class A(a)	66	14,231
		1,824,059

The accompanying notes are an integral part of these financial statements.

42

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.7%(Continued)
Specialty Retail - 1.5%
Best Buy Co., Inc.	66	$5,232
Home Depot, Inc.	311	111,002
Lowe’s Cos., Inc.	170	41,222
O’Reilly Automotive, Inc.(a)	234	23,798
Ross Stores, Inc.	99	17,460
TJX Cos., Inc.	363	55,147
Tractor Supply Co.	198	10,846
Williams-Sonoma, Inc.	33	5,940
		270,647
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	4,627	1,290,239
Dell Technologies, Inc. - Class C	99	13,202
Hewlett Packard Enterprise Co.	462	10,104
HP, Inc.	330	8,059
NetApp, Inc.	66	7,363
Seagate Technology Holdings PLC	66	18,261
Super Micro Computer, Inc.(a)	165	5,585
Western Digital Corp.	132	21,559
		1,374,372
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp.(a)	66	5,810
Lululemon Athletica, Inc.(a)	33	6,078
NIKE, Inc. - Class B	396	25,594
Tapestry, Inc.	66	7,212
		44,694
Tobacco - 0.6%
Altria Group, Inc.	594	35,052
Philip Morris International, Inc.	498	78,425
		113,477
Trading Companies & Distributors - 0.1%
Fastenal Co.	396	15,998
United Rentals, Inc.	3	2,446
		18,444
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	66	8,585
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	165	34,487
TOTAL COMMON STOCKS (Cost $16,938,593)		17,800,533

The accompanying notes are an integral part of these financial statements.

43

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.8%
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	66	$3,542
Healthpeak Properties, Inc.	231	4,218
Ventas, Inc.	132	10,643
Welltower, Inc.	198	41,228
		59,631
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	231	4,072
Industrial REITs - 0.2%
Prologis, Inc.	294	37,788
Office REITs - 0.0%(b)
BXP, Inc.	66	4,776
Residential REITs - 0.2%
AvalonBay Communities, Inc.	33	6,004
Camden Property Trust	33	3,509
Equity Residential	132	8,151
Essex Property Trust, Inc.	33	8,699
Invitation Homes, Inc.	198	5,584
Mid-America Apartment Communities, Inc.	33	4,484
UDR, Inc.	99	3,606
		40,037
Retail REITs - 0.3%
Federal Realty Investment Trust	33	3,258
Kimco Realty Corp.	231	4,772
Realty Income Corp.	297	17,110
Regency Centers Corp.	66	4,697
Simon Property Group, Inc.	99	18,446
		48,283
Specialized REITs - 0.8%
American Tower Corp.	165	29,910
Crown Castle, Inc.	165	15,061
Digital Realty Trust, Inc.	99	15,852
Equinix, Inc.	33	24,859
Extra Space Storage, Inc.	66	8,789
Iron Mountain, Inc.	99	8,549
Public Storage	37	10,158
SBA Communications Corp.	33	6,411
VICI Properties, Inc.	363	10,462
Weyerhaeuser Co.	264	5,863
		135,914
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $330,439)		330,501

The accompanying notes are an integral part of these financial statements.

44

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.5%
Put Options - 0.5%
S&P 500 Index(c)(d) Expiration: 01/16/2026; Exercise Price: $6,350.00	$ 17,807,634	26	$87,360
TOTAL PURCHASED OPTIONS (Cost $90,117)			87,360
		Shares
CONTINGENT VALUE RIGHTS - 0.0%
Sycamore Partners LLC, Exercise Price $0.00(a)(e)		84	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			0
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class X, 3.91%(f)		88,513	88,513
Northern U.S. Government Select Money Market Fund, 3.68%(f)		169	169
TOTAL MONEY MARKET FUNDS (Cost $88,682)			88,682
TOTAL INVESTMENTS - 100.5% (Cost $17,447,831)			$18,307,076
Liabilities in Excess of Other Assets - (0.5)%			(98,931)
TOTAL NET ASSETS - 100.0%			$ 18,208,145

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

(f)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

45

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%
Call Options - (0.8)%
S&P 500 Index(a)(b)
Expiration: 01/16/2026; Exercise Price: $7,010.00	$(13,013,271)	(19)	$(139,555)
Put Options - (0.1)%
S&P 500 Index(a)(b)
Expiration: 01/16/2026; Exercise Price: $5,800.00	(17,807,634)	(26)	(29,770)
TOTAL WRITTEN OPTIONS (Premiums received $166,492)			$ (169,325)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

46

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc.(a)	971	$524,476
Boeing Co.(a)	71,969	13,602,141
General Dynamics Corp.	24,584	8,398,632
General Electric Co.	118,600	35,396,170
Howmet Aerospace, Inc.	48,292	9,880,060
Huntington Ingalls Industries, Inc.	548	171,864
L3Harris Technologies, Inc.	24,074	6,709,183
Lockheed Martin Corp.	24,503	11,218,944
Northrop Grumman Corp.	12,686	7,259,563
RTX Corp.	146,238	25,578,489
Textron, Inc.	24,164	2,009,478
TransDigm Group, Inc.	3,798	5,165,926
		125,914,926
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	964	153,151
Expeditors International of Washington, Inc.	12,736	1,870,918
FedEx Corp.	24,627	6,789,171
United Parcel Service, Inc. - Class B	90,553	8,674,072
		17,487,312
Automobile Components - 0.0%(b)
Aptiv PLC(a)	24,628	1,909,901
Automobiles - 2.3%
Ford Motor Co.	426,151	5,659,285
General Motors Co.	113,131	8,317,391
Tesla, Inc.(a)	306,191	131,714,183
		145,690,859
Banks - 3.6%
Bank of America Corp.	742,003	39,808,461
Citigroup, Inc.	201,142	20,838,311
Citizens Financial Group, Inc.	60,087	3,250,707
Fifth Third Bancorp	88,871	3,862,333
Huntington Bancshares, Inc.	196,026	3,195,224
JPMorgan Chase & Co.	303,435	94,999,430
KeyCorp	124,563	2,289,468
M&T Bank Corp.	12,795	2,433,865
PNC Financial Services Group, Inc.	48,294	9,210,632
Regions Financial Corp.	123,973	3,155,113
Truist Financial Corp.	140,099	6,514,603
US Bancorp	169,736	8,325,551
Wells Fargo & Co.	350,700	30,107,595
		227,991,293

The accompanying notes are an integral part of these financial statements.

47

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.1%(Continued)
Beverages - 1.1%
Brown-Forman Corp. - Class B	12,795	$370,799
Coca-Cola Co.	436,726	31,933,405
Constellation Brands, Inc. - Class A	12,794	1,744,846
Keurig Dr. Pepper, Inc.	124,770	3,481,083
Molson Coors Beverage Co. - Class B	12,795	595,095
Monster Beverage Corp.(a)	96,016	7,200,240
PepsiCo, Inc.	149,419	22,224,582
		67,550,050
Biotechnology - 1.8%
AbbVie, Inc.	199,360	45,394,272
Amgen, Inc.	60,987	21,068,569
Biogen, Inc.(a)	12,728	2,317,641
Gilead Sciences, Inc.	135,408	17,039,743
Incyte Corp.(a)	12,795	1,336,566
Moderna, Inc.(a)	36,459	947,205
Regeneron Pharmaceuticals, Inc.	12,192	9,512,076
Vertex Pharmaceuticals, Inc.(a)	29,387	12,742,497
		110,358,569
Broadline Retail - 4.0%
Amazon.com, Inc.(a)	1,052,027	245,353,737
eBay, Inc.	65,179	5,396,169
		250,749,906
Building Products - 0.5%
A.O. Smith Corp. - Class A	964	63,605
Allegion PLC	962	159,721
Builders FirstSource, Inc.(a)	12,431	1,395,131
Carrier Global Corp.	111,981	6,145,517
Johnson Controls International PLC	71,841	8,355,827
Lennox International, Inc.	1,708	852,070
Masco Corp.	24,552	1,592,688
Trane Technologies PLC	24,595	10,366,300
		28,930,859
Capital Markets - 3.2%
Ameriprise Financial, Inc.	12,122	5,524,480
Bank of New York Mellon Corp.	78,522	8,802,316
Blackrock, Inc.	12,654	13,252,534
Blackstone, Inc.	80,451	11,779,635
Cboe Global Markets, Inc.	12,174	3,142,962
Charles Schwab Corp.	197,623	18,325,581
CME Group, Inc. - Class A	42,650	12,004,269
Coinbase Global, Inc. - Class A(a)	18,890	5,153,570
FactSet Research Systems, Inc.	524	145,290

The accompanying notes are an integral part of these financial statements.

48

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.1%(Continued)
Capital Markets - 3.2%(Continued)
Franklin Resources, Inc.	36,066	$814,731
Goldman Sachs Group, Inc.	32,562	26,897,514
Interactive Brokers Group, Inc. - Class A	39,085	2,541,307
Intercontinental Exchange, Inc.	62,492	9,829,992
Invesco Ltd.	54,603	1,335,043
KKR & Co., Inc.	73,351	8,971,561
Moody’s Corp.	12,794	6,279,039
Morgan Stanley	133,374	22,628,233
MSCI, Inc.	962	542,299
Nasdaq, Inc.	41,246	3,750,086
Northern Trust Corp.	24,309	3,192,744
Raymond James Financial, Inc.	24,048	3,764,474
Robinhood Markets, Inc. - Class A(a)	79,927	10,269,820
S&P Global, Inc.	36,466	18,190,335
State Street Corp.	36,442	4,337,327
T. Rowe Price Group, Inc.	24,535	2,511,893
		203,987,035
Chemicals - 1.0%
Air Products and Chemicals, Inc.	24,525	6,402,251
Albemarle Corp.	12,334	1,603,297
CF Industries Holdings, Inc.	12,796	1,007,045
Corteva, Inc.	90,277	6,090,989
Dow, Inc.	90,249	2,152,439
DuPont de Nemours, Inc.	53,208	2,116,082
Ecolab, Inc.	24,627	6,776,365
International Flavors & Fragrances, Inc.	24,628	1,711,154
Linde PLC	52,181	21,410,908
LyondellBasell Industries NV - Class A	24,627	1,206,477
Mosaic Co.	36,700	898,783
PPG Industries, Inc.	24,627	2,463,685
Sherwin-Williams Co.	24,627	8,464,054
Solstice Advanced Materials, Inc.(a)	17,702	844,031
		63,147,560
Commercial Services & Supplies - 0.5%
Cintas Corp.	42,344	7,876,831
Copart, Inc.(a)	114,060	4,446,059
Republic Services, Inc.	24,269	5,267,829
Rollins, Inc.	24,627	1,514,068
Veralto Corp.	24,479	2,477,765
Waste Management, Inc.	40,328	8,786,261
		30,368,813

The accompanying notes are an integral part of these financial statements.

49

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.1%(Continued)
Communications Equipment - 0.8%
Arista Networks, Inc.(a)	98,508	$12,873,025
Cisco Systems, Inc.	447,514	34,431,727
F5, Inc.(a)	823	196,829
Motorola Solutions, Inc.	12,795	4,730,056
		52,231,637
Construction & Engineering - 0.1%
EMCOR Group, Inc.	4,306	2,648,492
Quanta Services, Inc.	12,731	5,918,387
		8,566,879
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	852	531,001
Vulcan Materials Co.	12,560	3,733,334
		4,264,335
Consumer Finance - 0.7%
American Express Co.	62,372	22,782,620
Capital One Financial Corp.	69,836	15,298,973
Synchrony Financial	52,496	4,061,091
		42,142,684
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	48,373	44,193,089
Dollar General Corp.	24,487	2,681,082
Dollar Tree, Inc.(a)	24,338	2,696,894
Kroger Co.	84,203	5,665,178
Sysco Corp.	64,465	4,912,233
Target Corp.	60,028	5,439,737
Walmart, Inc.	477,952	52,818,475
		118,406,688
Containers & Packaging - 0.1%
Amcor PLC	195,970	1,669,665
Avery Dennison Corp.	961	165,648
Ball Corp.	36,461	1,805,913
International Paper Co.	41,330	1,631,708
Packaging Corp. of America	962	196,315
Smurfit WestRock PLC	24,584	877,403
		6,346,652
Distributors - 0.0%(b)
Genuine Parts Co.	12,665	1,651,516
LKQ Corp.	24,627	731,176
Pool Corp.	531	129,351
		2,512,043

The accompanying notes are an integral part of these financial statements.

50

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.1%(Continued)
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	783,938	$20,398,067
Verizon Communications, Inc.	461,716	18,981,145
		39,379,212
Electric Utilities - 1.7%
Alliant Energy Corp.	24,627	1,710,838
American Electric Power Co., Inc.	66,371	8,214,739
Constellation Energy Corp.	36,461	13,284,930
Duke Energy Corp.	85,113	10,548,905
Edison International	48,205	2,838,792
Entergy Corp.	48,755	4,754,588
Evergy, Inc.	24,627	1,912,286
Eversource Energy	42,478	2,853,672
Exelon Corp.	135,614	6,390,132
FirstEnergy Corp.	65,139	3,108,433
NextEra Energy, Inc.	233,573	20,155,014
NRG Energy, Inc.	24,570	4,164,369
PG&E Corp.	291,348	4,696,530
Pinnacle West Capital Corp.	963	87,498
PPL Corp.	96,024	3,543,286
Southern Co.	123,632	11,265,348
Xcel Energy, Inc.	71,960	5,908,635
		105,437,995
Electrical Equipment - 0.8%
AMETEK, Inc.	24,627	4,873,437
Eaton Corp. PLC	42,089	14,558,164
Emerson Electric Co.	72,228	9,633,771
GE Vernova, Inc.	29,290	17,567,263
Generac Holdings, Inc.(a)	848	128,582
Hubbell, Inc.	737	317,964
Rockwell Automation, Inc.	12,309	4,872,641
		51,951,822
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. - Class A	134,914	19,009,383
CDW Corp.	12,581	1,814,432
Corning, Inc.	100,776	8,485,339
Jabil, Inc.	12,486	2,630,925
Keysight Technologies, Inc.(a)	12,795	2,532,770
TE Connectivity PLC	36,423	8,237,061
Teledyne Technologies, Inc.(a)	649	324,189
Trimble, Inc.(a)	28,762	2,341,802
Zebra Technologies Corp. - Class A(a)	704	177,936
		45,553,837

The accompanying notes are an integral part of these financial statements.

51

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.1%(Continued)
Energy Equipment & Services - 0.3%
Baker Hughes Co.	135,813	$6,817,813
Halliburton Co.	114,031	2,989,893
SLB Ltd.	195,256	7,076,077
		16,883,783
Entertainment - 1.4%
Electronic Arts, Inc.	24,628	4,975,595
Live Nation Entertainment, Inc.(a)	12,675	1,666,129
Netflix, Inc.(a)	456,526	49,113,067
Take-Two Interactive Software, Inc.(a)	12,794	3,148,220
TKO Group Holdings, Inc. – Class A	4,096	794,173
Walt Disney Co.	196,706	20,549,876
Warner Bros. Discovery, Inc.(a)	303,140	7,275,360
		87,522,420
Financial Services - 3.9%
Apollo Global Management, Inc.	50,044	6,598,301
Berkshire Hathaway, Inc. - Class B(a)	201,053	103,303,042
Block, Inc. – Class A(a)	61,043	4,077,672
Corpay, Inc.(a)	961	284,264
Fidelity National Information Services, Inc.	76,394	5,024,433
Fiserv, Inc.(a)	62,551	3,845,010
Global Payments, Inc.	29,419	2,228,784
Jack Henry & Associates, Inc.	961	167,675
Mastercard, Inc. - Class A	90,864	50,023,358
PayPal Holdings, Inc.	110,321	6,916,024
Visa, Inc. - Class A	185,845	62,154,002
		244,622,565
Food Products - 0.5%
Archer-Daniels-Midland Co.	66,464	4,037,023
Bunge Global SA	12,738	1,223,740
Conagra Brands, Inc.	60,126	1,073,249
General Mills, Inc.	76,237	3,609,822
Hershey Co.	12,793	2,406,108
Hormel Foods Corp.	36,172	839,552
J.M. Smucker Co.	963	100,325
Kellanova	24,627	2,059,802
Kraft Heinz Co.	102,281	2,609,188
Lamb Weston Holdings, Inc.	12,724	751,480
McCormick & Co., Inc.	24,627	1,661,830
Mondelez International, Inc. - Class A	146,845	8,453,867
The Campbell’s Co.	12,796	390,022
Tyson Foods, Inc. - Class A	36,121	2,096,824
		31,312,832

The accompanying notes are an integral part of these financial statements.

52

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.1%(Continued)
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	12,786	$2,255,067
Ground Transportation - 0.8%
CSX Corp.	204,277	7,223,235
JB Hunt Transport Services, Inc.	962	167,350
Norfolk Southern Corp.	24,582	7,180,156
Old Dominion Freight Line, Inc.	18,712	2,531,546
Uber Technologies, Inc.(a)	242,662	21,242,632
Union Pacific Corp.	65,968	15,293,361
		53,638,280
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	189,697	24,451,943
Align Technology, Inc.(a)	961	141,450
Baxter International, Inc.	64,514	1,208,993
Becton Dickinson & Co.	36,187	7,021,002
Boston Scientific Corp.(a)	169,362	17,203,792
Cooper Cos., Inc.(a)	12,971	1,010,830
Dexcom, Inc.(a)	48,215	3,060,206
Edwards Lifesciences Corp.(a)	77,090	6,681,390
GE HealthCare Technologies, Inc.	48,292	3,862,877
Hologic, Inc.(a)	24,627	1,846,286
IDEXX Laboratories, Inc.(a)	1,148	864,306
Insulet Corp.(a)	961	314,430
Intuitive Surgical, Inc.(a)	39,188	22,473,534
Medtronic PLC	147,863	15,574,410
ResMed, Inc.	12,759	3,264,135
Solventum Corp.(a)	13,078	1,115,030
STERIS PLC	12,098	3,221,456
Stryker Corp.	40,712	15,111,480
Zimmer Biomet Holdings, Inc.	24,337	2,373,344
		130,800,894
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	24,627	5,227,327
Cencora, Inc.	12,794	4,720,090
Centene Corp.(a)	66,462	2,614,615
Cigna Group	28,847	7,998,696
CVS Health Corp.	140,651	11,302,714
DaVita, Inc.(a)	4	479
Elevance Health, Inc.	24,627	8,330,329
HCA Healthcare, Inc.	17,355	8,821,373
Henry Schein, Inc.(a)	964	71,886
Humana, Inc.	12,419	3,052,218
Labcorp Holdings, Inc.	962	258,566
McKesson Corp.	12,565	11,071,273

The accompanying notes are an integral part of these financial statements.

53

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.1%(Continued)
Health Care Providers & Services - 1.5%(Continued)
Molina Healthcare, Inc.(a)	799	$118,460
Quest Diagnostics, Inc.	963	182,180
UnitedHealth Group, Inc.	99,170	32,703,291
Universal Health Services, Inc. - Class B	837	203,918
		96,677,415
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. - Class A(a)	54,277	6,349,866
Booking Holdings, Inc.	2,241	11,013,820
Carnival Corp.(a)	135,774	3,500,254
Chipotle Mexican Grill, Inc.(a)	71,943	2,483,472
Darden Restaurants, Inc.	12,386	2,224,278
Domino’s Pizza, Inc.	482	202,262
DoorDash, Inc. - Class A(a)	37,531	7,445,024
Expedia Group, Inc. - Class A	12,565	3,212,745
Hilton Worldwide Holdings, Inc.	29,368	8,370,761
Las Vegas Sands Corp.	36,462	2,485,250
Marriott International, Inc - Class A	24,861	7,577,384
McDonald’s Corp.	82,425	25,701,764
MGM Resorts International(a)	30,718	1,084,038
Norwegian Cruise Line Holdings Ltd.(a)	53,172	981,555
Royal Caribbean Cruises Ltd.	24,627	6,556,939
Starbucks Corp.	124,176	10,816,971
Wynn Resorts Ltd.	963	123,919
Yum! Brands, Inc.	36,051	5,523,374
		105,653,676
Household Durables - 0.2%
D.R. Horton, Inc.	36,336	5,777,787
Garmin Ltd.	12,794	2,498,924
Lennar Corp. - Class A	24,627	3,233,525
Mohawk Industries, Inc.(a)	4	464
NVR, Inc.(a)	41	307,799
PulteGroup, Inc.	24,430	3,107,252
		14,925,751
Household Products - 0.8%
Church & Dwight Co., Inc.	24,627	2,097,235
Clorox Co.	12,437	1,342,450
Colgate-Palmolive Co.	88,405	7,106,878
Kimberly-Clark Corp.	36,462	3,978,733
Procter & Gamble Co.	256,136	37,949,110
		52,474,406
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	88,222	1,240,401
Vistra Corp.	38,265	6,844,078
		8,084,479

The accompanying notes are an integral part of these financial statements.

54

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.1%(Continued)
Industrial Conglomerates - 0.4%
3M Co.	57,407	$9,876,874
Honeywell International, Inc.	72,262	13,888,034
		23,764,908
Insurance - 1.8%
Aflac, Inc.	52,476	5,788,628
Allstate Corp.	24,627	5,245,058
American International Group, Inc.	73,234	5,577,501
Aon PLC - Class A	24,224	8,573,358
Arch Capital Group Ltd.(a)	48,060	4,513,795
Arthur J Gallagher & Co.	24,433	6,050,099
Assurant, Inc.	723	164,960
Brown & Brown, Inc.	24,627	1,980,750
Chubb Ltd.	40,214	11,910,583
Cincinnati Financial Corp.	12,794	2,144,147
Erie Indemnity Co. - Class A	1,100	325,039
Everest Group Ltd.	598	187,945
Globe Life, Inc.	962	129,610
Hartford Insurance Group, Inc.	36,338	4,979,396
Loews Corp.	12,796	1,380,305
Marsh & McLennan Cos., Inc.	60,438	11,087,351
MetLife, Inc.	78,409	6,002,993
Principal Financial Group, Inc.	24,489	2,077,157
Progressive Corp.	64,998	14,870,892
Prudential Financial, Inc.	42,666	4,618,595
Travelers Cos., Inc.	24,607	7,206,406
W.R. Berkley Corp.	36,396	2,827,605
Willis Towers Watson PLC	12,152	3,900,792
		111,542,965
Interactive Media & Services - 8.2%
Alphabet, Inc. - Class A	629,076	201,417,554
Alphabet, Inc. - Class C	505,199	161,724,304
Match Group, Inc.	30,692	1,022,350
Meta Platforms, Inc. - Class A	237,279	153,744,928
		517,909,136
IT Services - 0.9%
Accenture PLC - Class A	68,394	17,098,500
Akamai Technologies, Inc.(a)	12,794	1,145,319
Cognizant Technology Solutions Corp. - Class A	64,423	5,006,311
EPAM Systems, Inc.(a)	795	148,665
Gartner, Inc.(a)	961	223,663
GoDaddy, Inc. - Class A(a)	13,663	1,746,951
International Business Machines Corp.	101,383	31,284,766
VeriSign, Inc.	962	242,415
		56,896,590

The accompanying notes are an integral part of these financial statements.

55

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.1%(Continued)
Leisure Products - 0.0%(b)
Hasbro, Inc.	12,529	$1,034,895
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	36,216	5,559,156
Bio-Techne Corp.	12,794	825,341
Charles River Laboratories International, Inc.(a)	705	125,589
Danaher Corp.	72,285	16,392,792
IQVIA Holdings, Inc.(a)	23,976	5,514,720
Mettler-Toledo International, Inc.(a)	300	443,016
Revvity, Inc.	964	100,651
Thermo Fisher Scientific, Inc.	41,316	24,410,732
Waters Corp.(a)	816	329,191
West Pharmaceutical Services, Inc.	961	266,437
		53,967,625
Machinery - 1.5%
Caterpillar, Inc.	52,021	29,951,611
Cummins, Inc.	12,684	6,316,378
Deere & Co.	27,180	12,624,838
Dover Corp.	12,660	2,345,645
Fortive Corp.	42,503	2,273,060
IDEX Corp.	961	167,147
Illinois Tool Works, Inc.	28,969	7,221,392
Ingersoll Rand, Inc.	48,294	3,879,940
Nordson Corp.	748	177,770
Otis Worldwide Corp.	48,294	4,290,922
PACCAR, Inc.	66,328	6,992,298
Parker-Hannifin Corp.	12,500	10,771,250
Pentair PLC	12,794	1,346,441
Snap-on, Inc.	728	247,556
Stanley Black & Decker, Inc.	12,794	915,027
Westinghouse Air Brake Technologies Corp.	12,795	2,668,397
Xylem, Inc.	24,778	3,485,521
		95,675,193
Media - 0.3%
Charter Communications, Inc. - Class A(a)	12,120	2,425,454
Comcast Corp. - Class A	403,141	10,759,833
Fox Corp. - Class A	24,868	1,628,854
Fox Corp. - Class B	12,548	731,046
News Corp. - Class A	48,151	1,236,518
News Corp. - Class B	964	28,371
Omnicom Group, Inc.	29,376	2,103,917
Paramount Skydance Corp. – Class B	60,346	966,743
Trade Desk, Inc. - Class A(a)	41,712	1,650,127
		21,530,863

The accompanying notes are an integral part of these financial statements.

56

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.1%(Continued)
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	156,958	$6,746,055
Newmont Corp.	120,528	10,935,505
Nucor Corp.	24,845	3,962,529
Steel Dynamics, Inc.	12,801	2,148,392
		23,792,481
Multi-Utilities - 0.7%
Ameren Corp.	24,628	2,619,188
CenterPoint Energy, Inc.	78,570	3,141,229
CMS Energy Corp.	36,213	2,731,909
Consolidated Edison, Inc.	41,331	4,147,979
Dominion Energy, Inc.	112,018	7,031,370
DTE Energy Co.	24,312	3,331,473
NiSource, Inc.	48,294	2,131,214
Public Service Enterprise Group, Inc.	64,383	5,377,268
Sempra	78,568	7,441,961
WEC Energy Group, Inc.	36,461	4,086,184
		42,039,775
Oil, Gas & Consumable Fuels - 2.7%
APA Corp.	36,432	909,707
Chevron Corp.	210,147	31,759,516
ConocoPhillips	146,400	12,984,216
Coterra Energy, Inc.	100,069	2,685,852
Devon Energy Corp.	83,954	3,111,335
Diamondback Energy, Inc.	12,795	1,952,389
EOG Resources, Inc.	59,505	6,417,614
EQT Corp.	48,291	2,938,990
Expand Energy Corp.	25,463	3,104,704
Exxon Mobil Corp.	466,847	54,116,904
Kinder Morgan, Inc.	214,351	5,856,070
Marathon Petroleum Corp.	31,929	6,185,605
Occidental Petroleum Corp.	84,220	3,537,240
ONEOK, Inc.	76,317	5,557,404
Phillips 66	54,448	7,457,198
Targa Resources Corp.	24,539	4,301,932
Texas Pacific Land Corp.	929	802,926
Valero Energy Corp.	41,259	7,292,941
Williams Cos., Inc.	133,757	8,149,814
		169,122,357
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	83,956	5,381,580
Southwest Airlines Co.	76,942	2,678,351
United Airlines Holdings, Inc.(a)	36,698	3,741,728
		11,801,659

The accompanying notes are an integral part of these financial statements.

57

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.1%(Continued)
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	24,627	$2,316,662
Kenvue, Inc.	231,977	4,024,801
		6,341,463
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	229,016	11,267,587
Eli Lilly & Co.	86,911	93,470,173
Johnson & Johnson	263,981	54,622,948
Merck & Co., Inc.	272,861	28,604,019
Pfizer, Inc.	660,636	17,004,771
Viatris, Inc.	160,385	1,714,516
Zoetis, Inc.	48,440	6,209,039
		212,893,053
Professional Services - 0.5%
Automatic Data Processing, Inc.	48,584	12,403,495
Broadridge Financial Solutions, Inc.	12,354	2,817,824
Dayforce, Inc.(a)	12,794	884,065
Equifax, Inc.	12,429	2,639,547
Jacobs Solutions, Inc.	12,469	1,680,946
Leidos Holdings, Inc.	12,629	2,413,402
Paychex, Inc.	36,462	4,072,441
Paycom Software, Inc.	674	108,628
Verisk Analytics, Inc.	12,727	2,864,466
		29,884,814
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	36,372	5,886,081
CoStar Group, Inc.(a)	48,294	3,322,627
		9,208,708
Semiconductors & Semiconductor Equipment - 14.3%
Advanced Micro Devices, Inc.(a)	177,762	38,668,568
Analog Devices, Inc.	54,109	14,357,282
Applied Materials, Inc.	91,302	23,030,929
Broadcom, Inc.	510,936	205,886,771
First Solar, Inc.(a)	12,206	3,331,262
Intel Corp.(a)	487,274	19,763,833
KLA Corp.	12,603	14,814,448
Lam Research Corp.	133,386	20,808,216
Microchip Technology, Inc.	66,594	3,568,107
Micron Technology, Inc.	125,299	29,630,708
Monolithic Power Systems, Inc.	657	609,808
NVIDIA Corp.	2,666,199	471,917,223
NXP Semiconductors NV	29,377	5,726,752
ON Semiconductor Corp.(a)	53,214	2,673,471
Qnity Electronics, Inc.	26,604	2,157,318
QUALCOMM, Inc.	125,576	21,108,070

The accompanying notes are an integral part of these financial statements.

58

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.1%(Continued)
Semiconductors & Semiconductor Equipment - 14.3%(Continued)
Skyworks Solutions, Inc.	12,794	$843,764
Teradyne, Inc.	12,794	2,327,101
Texas Instruments, Inc.	101,771	17,125,006
		898,348,637
Software - 10.3%
Adobe, Inc.(a)	49,701	15,910,781
AppLovin Corp. - Class A(a)	27,930	16,743,476
Autodesk, Inc.(a)	24,407	7,403,619
Cadence Design Systems, Inc.(a)	30,722	9,580,349
Crowdstrike Holdings, Inc. - Class A(a)	24,893	12,674,520
Datadog, Inc. - Class A(a)	30,221	4,835,662
Fair Isaac Corp.(a)	341	615,788
Fortinet, Inc.(a)	83,795	6,798,288
Gen Digital, Inc.	72,148	1,902,543
Intuit, Inc.	29,608	18,773,841
Microsoft Corp.	810,900	398,970,909
Oracle Corp.	182,786	36,913,633
Palantir Technologies, Inc. - Class A(a)	252,014	42,451,758
Palo Alto Networks, Inc.(a)	72,986	13,876,828
PTC, Inc.(a)	12,368	2,169,718
Roper Technologies, Inc.	12,201	5,444,330
Salesforce, Inc.	104,625	24,120,248
ServiceNow, Inc.(a)	24,287	19,731,002
Synopsys, Inc.(a)	15,018	6,277,674
Tyler Technologies, Inc.(a)	580	272,380
Workday, Inc. - Class A(a)	24,094	5,195,148
		650,662,495
Specialty Retail - 1.6%
AutoZone, Inc.(a)	1,137	4,496,073
Best Buy Co., Inc.	12,796	1,014,467
Home Depot, Inc.	112,062	39,997,169
Lowe’s Cos., Inc.	62,682	15,199,131
O’Reilly Automotive, Inc.(a)	88,401	8,990,382
Ross Stores, Inc.	36,462	6,430,438
TJX Cos., Inc.	125,573	19,077,050
Tractor Supply Co.	61,054	3,344,538
Ulta Beauty, Inc.(a)	678	365,327
Williams-Sonoma, Inc.	13,056	2,350,211
		101,264,786
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	1,616,778	450,838,545
Dell Technologies, Inc. - Class C	28,743	3,832,879
Hewlett Packard Enterprise Co.	172,217	3,766,386
HP, Inc.	113,902	2,781,487

The accompanying notes are an integral part of these financial statements.

59

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.1%(Continued)
Technology Hardware, Storage & Peripherals - 7.5%(Continued)
NetApp, Inc.	24,338	$2,715,147
Seagate Technology Holdings PLC	12,796	3,540,525
Super Micro Computer, Inc.(a)	25,823	874,109
Western Digital Corp.	36,647	5,985,555
		474,334,633
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp.(a)	2,988	263,034
Lululemon Athletica, Inc.(a)	12,314	2,267,993
NIKE, Inc. - Class B	133,123	8,603,739
Ralph Lauren Corp. - Class A	3	1,102
Tapestry, Inc.	24,615	2,689,927
		13,825,795
Tobacco - 0.6%
Altria Group, Inc.	193,129	11,396,542
Philip Morris International, Inc.	170,404	26,835,222
		38,231,764
Trading Companies & Distributors - 0.2%
Fastenal Co.	144,522	5,838,689
United Rentals, Inc.	4,440	3,619,399
W.W. Grainger, Inc.	608	576,767
		10,034,855
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	12,795	1,664,246
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	52,698	11,014,409
TOTAL COMMON STOCKS (Cost $5,188,158,390)		6,182,520,540
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.7%
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	12,794	686,654
Healthpeak Properties, Inc.	71,914	1,313,150
Ventas, Inc.	48,294	3,893,945
Welltower, Inc.	72,005	14,992,881
		20,886,630
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	90,256	1,591,213
Industrial REITs - 0.2%
Prologis, Inc.	101,029	12,985,257

The accompanying notes are an integral part of these financial statements.

60

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.7%(Continued)
Office REITs - 0.0%(b)
BXP, Inc.	12,715	$920,058
Residential REITs - 0.2%
AvalonBay Communities, Inc.	12,683	2,307,545
Camden Property Trust	963	102,405
Equity Residential	41,325	2,551,819
Essex Property Trust, Inc.	884	233,040
Invitation Homes, Inc.	72,282	2,038,352
Mid-America Apartment Communities, Inc.	12,336	1,676,339
UDR, Inc.	36,349	1,323,831
		10,233,331
Retail REITs - 0.2%
Federal Realty Investment Trust	961	94,880
Kimco Realty Corp.	78,391	1,619,558
Realty Income Corp.	78,570	4,526,418
Regency Centers Corp.	12,794	910,421
Simon Property Group, Inc.	36,461	6,793,413
		13,944,690
Specialized REITs - 0.8%
American Tower Corp.	51,192	9,279,574
Crown Castle, Inc.	53,267	4,862,212
Digital Realty Trust, Inc.	36,349	5,820,202
Equinix, Inc.	12,016	9,051,773
Extra Space Storage, Inc.	24,372	3,245,619
Iron Mountain, Inc.	36,197	3,125,611
Public Storage	12,794	3,512,465
SBA Communications Corp.	12,211	2,372,231
VICI Properties, Inc.	136,602	3,936,869
Weyerhaeuser Co.	95,781	2,127,296
		47,333,852
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $105,391,024)		107,895,031
CONTINGENT VALUE RIGHTS - 0.0%
Abiomed, Inc., Exercise Price $0.00(a)(c)	2	0
Sycamore Partners LLC, Exercise Price $0.00(a)(c)	74,328	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

The accompanying notes are an integral part of these financial statements.

61

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.91%(d)	22,246,670	$22,246,670
TOTAL MONEY MARKET FUNDS (Cost $22,246,670)		22,246,670
TOTAL INVESTMENTS - 100.2% (Cost $5,315,796,084)		$6,312,662,241
Liabilities in Excess of Other Assets - (0.2)%		(14,139,472)
TOTAL NET ASSETS - 100.0%		$6,298,522,769

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

62

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.7)%
Call Options - (0.7)%
S&P 500 Index(a)(b)
Expiration: 01/16/2026; Exercise Price: $6,965.00	$(2,043,768,456)	(2,984)	$(27,736,280)
Expiration: 01/16/2026; Exercise Price: $7,050.00	(2,043,768,456)	(2,984)	(17,471,320)
TOTAL WRITTEN OPTIONS (Premiums received $43,980,945)			$(45,207,600)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

63

Statements of Assets and Liabilities
November 30, 2025 (Unaudited)

	NEOS Bitcoin High Income ETF (Consolidated)	NEOS Enhanced Income 1-3 Month T-Bill ETF	NEOS Enhanced Income 20+ Year Treasury Bond ETF	NEOS Enhanced Income Aggregate Bond ETF	NEOS Enhanced Income Credit Select ETF
ASSETS:
Investments, at value	$1,028,725,711	$735,310,044	$8,439,219	$122,129,414	$177,466,201
Receivable for investments sold	12,679,586	—	—	—	—
Dividends receivable	146,953	59,363	322	2,058	30,828
Interest receivable	—	—	110,867	—	—
Total assets	1,041,552,250	735,369,407	8,550,408	122,131,472	177,497,029
LIABILITIES:
Written option contracts, at value	175,474,400	349,700	6,000	88,500	129,000
Payable to adviser	688,534	222,368	3,537	53,631	88,323
Payable for investments purchased	560,970	—	—	—	—
Total liabilities	176,723,904	572,068	9,537	142,131	217,323
NET ASSETS	$864,828,346	$734,797,339	$8,540,871	$121,989,341	$177,279,706
Net Assets Consists of:
Paid-in capital	$1,070,290,211	$735,011,619	$8,557,977	$120,398,403	$182,003,678
Total distributable earnings/ (accumulated losses)	(205,461,865)	(214,280)	(17,106)	1,590,938	(4,723,972)
Total net assets	$864,828,346	$734,797,339	$8,540,871	$121,989,341	$177,279,706
Net assets	$864,828,346	$734,797,339	$8,540,871	$121,989,341	$177,279,706
Shares issued and outstanding(a)	18,750,000	14,780,000	180,000	2,550,000	3,523,997
Net asset value per share	$46.12	$49.72	$47.45	$47.84	$50.31
Cost:
Investments, at cost	$1,130,050,939	$735,423,337	$8,439,539	$120,282,140	$175,624,687
Proceeds:
Written options premium received	$93,291,987	$611,148	$10,508	$154,990	$225,917

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

64

Statements of Assets and Liabilities
November 30, 2025 (Unaudited)(Continued)

	NEOS Gold High Income ETF (Consolidated)	NEOS Nasdaq-100® Hedged Equity Income ETF	NEOS Nasdaq-100® High Income ETF	NEOS Real Estate High Income ETF	NEOS Russell 2000® High Income ETF
ASSETS:
Investments, at value	$216,294,138	$354,306,908	$6,669,394,501	$156,846,159	$391,212,424
Receivable for investments sold	2,263,444	8,701,736	75,913,568	1,307,222	3,912,721
Dividends receivable	21,258	193,928	3,570,589	123,199	7,774
Dividend tax reclaims receivable	—	498	9,110	—	—
Deposit at broker for option contracts	—	—	—	18,895	—
Total assets	218,578,840	363,203,070	6,748,887,768	158,295,475	395,132,919
LIABILITIES:
Written option contracts, at value	2,882,490	5,931,180	61,953,950	1,319,554	4,045,050
Payable for investments purchased	4,105,023	5,383,100	8,403,613	1,197,292	2,464,478
Payable to adviser	118,272	195,609	3,446,554	80,666	185,343
Payable for capital shares redeemed	—	—	17,416,128	—	—
Total liabilities	7,105,785	11,509,889	91,220,245	2,597,512	6,694,871
NET ASSETS	$211,473,055	$351,693,181	$6,657,667,523	$155,697,963	$388,438,048
Net Assets Consists of:
Paid-in capital	$199,377,035	$432,122,418	$6,307,042,368	$156,533,872	$374,855,379
Total distributable earnings/ (accumulated losses)	12,096,020	(80,429,237)	350,625,155	(835,909)	13,582,669
Total net assets	$211,473,055	$351,693,181	$6,657,667,523	$155,697,963	$388,438,048
Net assets	$211,473,055	$351,693,181	$6,657,667,523	$155,697,963	$388,438,048
Shares issued and outstanding(a)	3,840,000	6,444,981	122,370,000	3,130,000	7,900,000
Net asset value per share	$55.07	$54.57	$54.41	$49.74	$49.17
Cost:
Investments, at cost	$203,289,148	$207,842,817	$5,973,033,362	$155,532,942	$357,651,747
Proceeds:
Written options premium received	$5,808,855	$5,835,520	$59,000,367	$1,307,222	$3,912,721

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

65

Statements of Assets and Liabilities
November 30, 2025 (Unaudited)(Continued)

	NEOS S&P 500® Hedged Equity Income ETF	NEOS S&P 500® High Income ETF
ASSETS:
Investments, at value	$18,307,076	$6,312,662,241
Receivable for investments sold	197,146	43,980,945
Dividends receivable	15,317	5,787,638
Dividend tax reclaims receivable	36	10,824
Cash	—	132,539
Total assets	18,519,575	6,362,574,187
LIABILITIES:
Written option contracts, at value	169,325	45,207,600
Payable for investments purchased	133,147	15,493,983
Payable to adviser	8,958	3,349,835
Total liabilities	311,430	64,051,418
NET ASSETS	$ 18,208,145	$6,298,522,769
Net Assets Consists of:
Paid-in capital	$17,680,576	$5,708,294,065
Total distributable earnings	527,569	590,228,704
Total net assets	$ 18,208,145	$6,298,522,769
Net assets	$18,208,145	$6,298,522,769
Shares issued and outstanding(a)	330,000	119,590,000
Net asset value per share	$55.18	$52.67
Cost:
Investments, at cost	$17,447,831	$5,315,796,084
Proceeds:
Written options premium received	$166,492	$43,980,945

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

66

STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2025 (Unaudited)

	NEOS Bitcoin High Income ETF (Consolidated)	NEOS Enhanced Income 1-3 Month T-Bill ETF	NEOS Enhanced Income 20+ Year Treasury Bond ETF	NEOS Enhanced Income Aggregate Bond ETF	NEOS Enhanced Income Credit Select ETF
INVESTMENT INCOME:
Dividend income	$569,696	$313,486	$1,363	$1,979,022	$4,958,522
Interest income	9,350,768	12,532,766	112,667	—	85,703
Total investment income	9,920,464	12,846,252	114,030	1,979,022	5,044,225
EXPENSES:
Investment advisory fee	3,010,609	1,168,960	13,943	298,845	488,688
Total expenses	3,010,609	1,168,960	13,943	298,845	488,688
Expense waiver	—	—	—	(16,522)	(27,682)
Net expenses	3,010,609	1,168,960	13,943	282,323	461,006
NET INVESTMENT INCOME	6,909,855	11,677,292	100,087	1,696,699	4,583,219
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(14,872,164)	(12,695,260)	(73,273)	(2,340,396)	(3,066,548)
In-kind redemptions	—	—	—	—	117,915
Written option contracts expired or closed	74,087,413	16,515,329	113,897	3,391,355	5,222,849
Net realized gain (loss)	59,215,249	3,820,069	40,624	1,050,959	2,274,216
Net change in unrealized appreciation (depreciation) on:
Investments	(112,415,587)	(123,918)	154,856	2,760,929	597,486
Written option contracts	(90,804,620)	156,060	3,826	33,738	43,695
Net change in unrealized appreciation (depreciation)	(203,220,207)	32,142	158,682	2,794,667	641,181
Net realized and unrealized gain (loss)	(144,004,958)	3,852,211	199,306	3,845,626	2,915,397
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (137,095,103)	$15,529,503	$299,393	$5,542,325	$7,498,616

The accompanying notes are an integral part of these financial statements.

67

STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2025 (Unaudited)(Continued)

	NEOS Gold High Income ETF (Consolidated)(a)	NEOS Nasdaq-100® Hedged Equity Income ETF	NEOS Nasdaq-100® High Income ETF	NEOS Real Estate High Income ETF	NEOS Russell 2000® High Income ETF
INVESTMENT INCOME:
Dividend income	$56,955	$1,195,810	$15,417,578	$1,789,270	$1,783,830
Dividend withholding taxes	—	(3,850)	(55,401)	—	—
Interest income	1,216,350	—	—	—	—
Total investment income	1,273,305	1,191,960	15,362,177	1,789,270	1,783,830
EXPENSES:
Investment advisory fee	324,974	1,141,193	14,415,190	342,997	937,336
Total expenses	324,974	1,141,193	14,415,190	342,997	937,336
Expense waiver	—	—	—	—	(117,269)
Net expenses	324,974	1,141,193	14,415,190	342,997	820,067
NET INVESTMENT INCOME	948,331	50,767	946,987	1,446,273	963,763
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	7,640,896	(14,907,532)	(17,434,458)	(501,431)	(5,440,508)
In-kind redemptions	—	241,089	120,558,253	70,863	2,984,558
Written option contracts expired or closed	(6,289,919)	(539,601)	(106,282,758)	2,717,893	3,432,360
Net realized gain (loss)	1,350,977	(15,206,044)	(3,158,963)	2,287,325	976,410
Net change in unrealized appreciation (depreciation) on:
Investments	13,004,990	52,818,825	585,397,603	1,262,678	44,935,490
Written option contracts	2,926,365	(196,120)	(4,018,136)	(8,680)	(280,874)
Net change in unrealized appreciation (depreciation)	15,931,355	52,622,705	581,379,467	1,253,998	44,654,616
Net realized and unrealized gain (loss)	17,282,332	37,416,661	578,220,504	3,541,323	45,631,026
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 18,230,663	$37,467,428	$579,167,491	$4,987,596	$46,594,789

(a)	The Fund commenced investment operations on June 5, 2025.
The accompanying notes are an integral part of these financial statements.

68

STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2025 (Unaudited)(Continued)

	NEOS S&P 500® Hedged Equity Income ETF	NEOS S&P 500® High Income ETF
INVESTMENT INCOME:
Dividend income	$50,562	$31,402,041
Dividend withholding taxes	(8)	(11,737)
Total investment income	50,554	31,390,304
EXPENSES:
Investment advisory fee	28,078	16,980,657
Total expenses	28,078	16,980,657
NET INVESTMENT INCOME	22,476	14,409,647
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(19,589)	(37,699,305)
In-kind redemptions	224,016	84,830,517
Written option contracts expired or closed	(185,479)	(75,459,109)
Net realized gain (loss)	18,948	(28,327,897)
Net change in unrealized appreciation (depreciation) on:
Investments	821,962	655,007,462
Written option contracts	(4,118)	(4,257,598)
Net change in unrealized appreciation (depreciation)	817,844	650,749,864
Net realized and unrealized gain (loss)	836,792	622,421,967
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$859,268	$636,831,614

The accompanying notes are an integral part of these financial statements.

69

Statements of Changes in Net Assets

	NEOS Bitcoin High Income ETF (Consolidated)		NEOS Enhanced Income 1-3 Month T-Bill ETF
	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$6,909,855	$1,336,866	$11,677,292	$21,654,004
Net realized gain (loss)	59,215,249	1,294,896	3,820,069	4,209,713
Net change in unrealized appreciation (depreciation)	(203,220,207)	19,712,566	32,142	(82,582)
Net increase (decrease) in net assets from operations	(137,095,103)	22,344,328	15,529,503	25,781,135
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(88,079,328)	(2,638,033)	(15,797,650)	(25,846,983)
From return of capital	—	(15,661,431)	—	(1,124,971)
Total distributions to shareholders	(88,079,328)	(18,299,464)	(15,797,650)	(26,971,954)
CAPITAL TRANSACTIONS:
Shares sold	854,722,962	242,376,210	233,873,728	297,304,052
Shares redeemed	(11,141,259)	—	(2,985,504)	(233,709,666)
Net increase (decrease) in net assets from capital transactions	843,581,703	242,376,210	230,888,224	63,594,386
NET INCREASE (DECREASE) IN NET ASSETS	618,407,272	246,421,074	230,620,077	62,403,567
NET ASSETS:
Beginning of the period	246,421,074	—	504,177,262	441,773,695
End of the period	$864,828,346	$246,421,074	$734,797,339	$504,177,262
SHARES TRANSACTIONS
Shares sold	14,770,000	4,180,000	4,700,000	5,970,000
Shares redeemed	(200,000)	—	(60,000)	(4,700,000)
Total increase (decrease) in shares outstanding	14,570,000	4,180,000	4,640,000	1,270,000

(a)	Inception date of the Fund was October 17, 2024.
The accompanying notes are an integral part of these financial statements.

70

Statements of Changes in Net Assets(Continued)

	NEOS Enhanced Income 20+ Year Treasury Bond ETF		NEOS Enhanced Income Aggregate Bond ETF
	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$100,087	$34,544	$1,696,699	$1,567,117
Net realized gain (loss)	40,624	228	1,050,959	314,207
Net change in unrealized appreciation (depreciation)	158,682	(154,494)	2,794,667	(728,776)
Net increase (decrease) in net assets from operations	299,393	(119,722)	5,542,325	1,152,548
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(160,962)	(35,815)	(3,001,640)	(1,928,433)
From return of capital	—	(19,685)	—	(1,049,960)
Total distributions to shareholders	(160,962)	(55,500)	(3,001,640)	(2,978,393)
CAPITAL TRANSACTIONS:
Shares sold	5,663,529	2,914,133	33,197,612	77,841,467
Shares redeemed	—	—	(476,214)	(476,916)
Net increase (decrease) in net assets from capital transactions	5,663,529	2,914,133	32,721,398	77,364,551
NET INCREASE (DECREASE) IN NET ASSETS	5,801,960	2,738,911	35,262,083	75,538,706
NET ASSETS:
Beginning of the period	2,738,911	—	86,727,258	11,188,552
End of the period	$ 8,540,871	$2,738,911	$121,989,341	$86,727,258
SHARES TRANSACTIONS
Shares sold	120,000	60,000	700,000	1,630,000
Shares redeemed	—	—	(10,000)	(10,000)
Total increase (decrease) in shares outstanding	120,000	60,000	690,000	1,620,000

(a)	Inception date of the Fund was December 11, 2024.
The accompanying notes are an integral part of these financial statements.

71

Statements of Changes in Net Assets(Continued)

	NEOS Enhanced Income Credit Select ETF			NEOS Gold High Income ETF (Consolidated)
	Period Ended November 30, 2025 (Unaudited)	For the Period September 1, 2024 to May 31, 2025(c)	Year Ended August 31, 2024(b)	Period Ended November 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$4,583,219	$6,257,059	$7,846,799	$948,331
Net realized gain (loss)	2,274,216	(1,881,951)	698,750	1,350,977
Net change in unrealized appreciation (depreciation)	641,181	(2,017,887)	2,633,773	15,931,355
Net increase (decrease) in net assets from operations	7,498,616	2,357,221	11,179,322	18,230,663
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,376,799)	(7,707,273)	(7,732,892)	(6,134,643)
From return of capital	—	(2,214,922)	—	—
Total distributions to shareholders	(6,376,799)	(9,922,195)	(7,732,892)	(6,134,643)
CAPITAL TRANSACTIONS:
Shares sold	44,910,333	21,845,064	30,388,976	199,377,035
Shares issued from reinvestment of distributions	—	1,911,324	7,516,864	—
Shares redeemed	(8,553,785)	(12,502,137)	(44,739,313)	—
Net increase (decrease) in net assets from capital transactions	36,356,548	11,254,251	(6,833,473)	199,377,035
NET INCREASE (DECREASE) IN NET ASSETS	37,478,365	3,689,277	(3,387,043)	211,473,055
NET ASSETS:
Beginning of the period	139,801,341	136,112,064	139,499,107	—
End of the period	$ 177,279,706	$139,801,341	$136,112,064	$211,473,055
SHARES TRANSACTIONS
Shares sold	890,000	412,000(d)	573,020(d)	3,840,000
Shares exchanged	—	—	72,779(d)	—
Shares issued from reinvestment of distributions	—	36,441(d)	142,815(d)	—
Shares redeemed	(170,000)	(231,221)(d)	(797,592)(d)	—
Total increase (decrease) in shares outstanding	720,000	217,220(d)	(8.978)(d)	3,840,000

(a)	The Fund commenced investment operation on June 5, 2025.
(b)	The Predecessor Fund’s (WSTCM Credit Select Risk-Managed Fund) fiscal year end was August 31, 2024 prior to the reorganization as described further below in footnote (c).
(c)
The Fund acquired all of the assets and liabilities of the Predecessor Fund in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to September 27, 2024, reflects that of the Predecessor Fund inclusive of expense limitations. Prior to September 27, 2024, the Predecessor Fund operated as a traditional open-end mutual fund (see Note 12).

(d)	As described in Note 5, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective December 26, 2024.
The accompanying notes are an integral part of these financial statements.

72

Statements of Changes in Net Assets(Continued)

	NEOS Nasdaq-100® Hedged Equity Income ETF
	Period Ended November 30, 2025 (Unaudited)	Period Ended September 1, 2024 to May 31, 2025(b)	Year Ended August 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$50,767	$391,743	$903,624
Net realized gain (loss)	(15,206,044)	18,101,851	35,319,168
Net change in unrealized appreciation (depreciation)	52,622,705	8,918,498	57,079,257
Net increase (decrease) in net assets from operations	37,467,428	27,412,092	93,302,049
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(15,621,000)	(391,743)	(903,624)
From return of capital	—	(20,264,190)	(29,598,677)
Total distributions to shareholders	(15,621,000)	(20,655,933)	(30,502,301)
CAPITAL TRANSACTIONS:
Shares sold	24,457,151	3,095,511	6,433,500
Shares redeemed	(540,467)	(37,883,364)	(161,498,005)
Net increase (decrease) in net assets from capital transactions	23,916,684	(34,787,853)	(155,064,505)
NET INCREASE (DECREASE) IN NET ASSETS	45,763,112	(28,031,694)	(92,264,757)
NET ASSETS:
Beginning of the period	305,930,069	333,961,763	426,226,520
End of the period	$ 351,693,181	$305,930,069	$333,961,763
SHARES TRANSACTIONS
Shares sold	460,000	60,000(c)	125,000(c)
Shares redeemed	(10,000)	(740,019)(c)	(3,475,000)(c)
Total increase (decrease) in shares outstanding	450,000	(680,019)(c)	(3,350,000)(c)

(a)	The Predecessor Fund’s (Nationwide Nasdaq-100 Risk-Managed Income ETF) fiscal year end was August 31, 2024 prior to the reorganization as described below in footnote (b).
(b)
The Fund acquired all of the assets and liabilities of the Predecessor Fund in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to November 11, 2024, reflects that of the Predecessor Fund.

(c)	As described in Note 5, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective February 20, 2025.
The accompanying notes are an integral part of these financial statements.

73

Statements of Changes in Net Assets(Continued)

	NEOS Nasdaq-100® High Income ETF
	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$946,987	$1,389,012
Net realized gain (loss)	(3,158,963)	(8,302,415)
Net change in unrealized appreciation (depreciation)	581,379,467	106,976,891
Net increase (decrease) in net assets from operations	579,167,491	100,063,488
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(325,186,878)	(3,141,848)
From return of capital	—	(110,249,033)
Total distributions to shareholders	(325,186,878)	(113,390,881)
CAPITAL TRANSACTIONS:
Shares sold	4,997,820,398	1,602,338,104
Shares redeemed	(372,468,599)	(26,492,888)
ETF transaction fees (See Note 7)	—	1
Net increase (decrease) in net assets from capital transactions	4,625,351,799	1,575,845,217
NET INCREASE (DECREASE) IN NET ASSETS	4,879,332,412	1,562,517,824
NET ASSETS:
Beginning of the period	1,778,335,111	215,817,287
End of the period	$ 6,657,667,523	$1,778,335,111
SHARES TRANSACTIONS
Shares sold	93,900,000	31,610,000
Shares redeemed	(6,870,000)	(550,000)
Total increase (decrease) in shares outstanding	87,030,000	31,060,000

The accompanying notes are an integral part of these financial statements.

74

Statements of Changes in Net Assets(Continued)

	NEOS Real Estate High Income ETF		NEOS Russell 2000® High Income ETF
	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$1,446,273	$192,601	$963,763	$646,140
Net realized gain (loss)	2,287,325	540,820	976,410	3,449,881
Net change in unrealized appreciation (depreciation)	1,253,998	46,887	44,654,616	(11,226,268)
Net increase (decrease) in net assets from operations	4,987,596	780,308	46,594,789	(7,130,247)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,842,092)	(761,721)	(20,837,134)	(4,386,442)
From return of capital	—	(483,942)	—	(11,086,145)
Total distributions to shareholders	(5,842,092)	(1,245,663)	(20,837,134)	(15,472,587)
CAPITAL TRANSACTIONS:
Shares sold	108,735,625	48,777,779	208,162,270	213,767,286
Shares redeemed	(495,590)	—	(23,128,926)	(13,517,403)
Net increase (decrease) in net assets from capital transactions	108,240,035	48,777,779	185,033,344	200,249,883
NET INCREASE (DECREASE) IN NET ASSETS	107,385,539	48,312,424	210,790,999	177,647,049
NET ASSETS:
Beginning of the period	48,312,424	—	177,647,049	—
End of the period	$ 155,697,963	$48,312,424	$388,438,048	$177,647,049
SHARES TRANSACTIONS
Shares sold	2,170,000	970,000	4,360,000	4,330,000
Shares redeemed	(10,000)	—	(490,000)	(300,000)
Total increase (decrease) in shares outstanding	2,160,000	970,000	3,870,000	4,030,000

(a)	Inception date of the Fund was January 15, 2025.
(b)	Inception date of the Fund was June 25, 2024.
The accompanying notes are an integral part of these financial statements.

75

Statements of Changes in Net Assets(Continued)

	NEOS S&P 500® Hedged Equity Income ETF		NEOS S&P 500® High Income ETF
	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$22,476	$1,285	$14,409,647	$17,695,715
Net realized gain (loss)	18,948	(9,494)	(28,327,897)	(8,808,461)
Net change in unrealized appreciation (depreciation)	817,844	38,568	650,749,864	218,648,408
Net increase (decrease) in net assets from operations	859,268	30,359	636,831,614	227,535,662
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(360,773)	(1,285)	(310,096,239)	(17,695,715)
From return of capital	—	(17,205)	—	(285,789,094)
Total distributions to shareholders	(360,773)	(18,490)	(310,096,239)	(303,484,809)
CAPITAL TRANSACTIONS:
Shares sold	16,763,065	2,026,634	2,498,473,662	2,471,211,730
Shares redeemed	(1,091,918)	—	(223,545,337)	(82,301,293)
Net increase (decrease) in net assets from capital transactions	15,671,147	2,026,634	2,274,928,325	2,388,910,437
NET INCREASE (DECREASE) IN NET ASSETS	16,169,642	2,038,503	2,601,663,700	2,312,961,290
NET ASSETS:
Beginning of the period	2,038,503	—	3,696,859,069	1,383,897,779
End of the period	$ 18,208,145	$2,038,503	$6,298,522,769	$3,696,859,069
SHARES TRANSACTIONS
Shares sold	310,000	40,000	48,560,000	49,120,000
Shares redeemed	(20,000)	—	(4,310,000)	(1,740,000)
Total increase (decrease) in shares outstanding	290,000	40,000	44,250,000	47,380,000

(a)	Inception date of the Fund was April 3, 2025.
The accompanying notes are an integral part of these financial statements.

76

NEOS Bitcoin High Income ETF
Consolidated FINANCIAL HIGHLIGHTS

	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$58.95	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.65	0.86
Net realized and unrealized gain (loss) on investments(c)	(5.54)	19.19
Total from investment operations	(4.89)	20.05
LESS DISTRIBUTIONS FROM:
Net investment income	(7.94)	(4.26)
Net realized gains	—	(0.33)
Return of capital	—	(6.51)
Total distributions	(7.94)	(11.10)
Net asset value, end of period	$46.12	$58.95
Total return(d)	−10.26%	43.24%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$864,828	$246,421
Ratio of expenses to average net assets(f)	0.98%	0.98%
Ratio of net investment income (loss) to average net assets(f)	2.25%	2.47%
Portfolio turnover rate(d)(g)	0%	1%

(a)	Inception date of the Fund was October 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses, if any, of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

77

NEOS Enhanced Income 1-3 Month T-Bill ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,		Period Ended May 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$49.72	$49.81	$50.05	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.95	2.17	2.49	1.73
Net realized and unrealized gain (loss) on investments(c)	0.31	0.44	0.34	0.32
Total from investment operations	1.26	2.61	2.83	2.05
LESS DISTRIBUTIONS FROM:
Net investment income	(1.26)	(2.17)	(2.61)	(1.31)
Net realized gains	—	(0.42)	(0.20)	(0.63)
Return of capital	—	(0.11)	(0.26)	(0.06)
Total distributions	(1.26)	(2.70)	(3.07)	(2.00)
Net asset value, end of period	$49.72	$49.72	$49.81	$50.05
Total return(d)	2.56%	5.39%	5.80%	4.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$734,797	$504,177	$441,774	$100,109
Ratio of expenses to average net assets(e)	0.38%	0.38%	0.38%	0.38%
Ratio of net investment income (loss) to average net assets(e)	3.80%	4.35%	4.99%	4.58%
Portfolio turnover rate(d)(f)	0%	0%	0%	0%

(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

78

NEOS Enhanced Income 20+ Year Treasury Bond ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$45.65	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.98	0.92
Net realized and unrealized gain (loss) on investments(c)	2.29	(3.79)
Total from investment operations	3.27	(2.87)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.47)	(0.98)
Net realized gains	—	(0.02)
Return of capital	—	(0.48)
Total distributions	(1.47)	(1.48)
Net asset value, end of period	$47.45	$45.65
Total return(d)	7.26%	−5.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,541	$2,739
Ratio of expenses to average net assets(e)	0.58%	0.58%
Ratio of net investment income (loss) to average net assets(e)	4.16%	4.14%
Portfolio turnover rate(d)(f)	0%	0%(g)

(a)	Inception date of the Fund was December 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

79

NEOS Enhanced Income Aggregate Bond ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,		Period Ended May 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$46.63	$46.62	$48.32	$49.77
INVESTMENT OPERATIONS:
Net investment income(b)	0.78	1.46	1.27	0.78
Net realized and unrealized gain (loss) on investments(c)	1.79	1.22	(0.47)	(0.40)
Total from investment operations	2.57	2.68	0.80	0.38
LESS DISTRIBUTIONS FROM:
Net investment income	(1.36)	(1.78)	(1.46)	(0.72)
Net realized gains	—	(0.21)	(0.24)	(0.73)
Return of capital	—	(0.68)	(0.80)	(0.38)
Total distributions	(1.36)	(2.67)	(2.50)	(1.83)
Net asset value, end of period	$47.84	$46.63	$46.62	$48.32
Total return(d)	5.58%	5.85%	1.74%	0.85%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$121,989	$86,727	$11,189	$1,933
Ratio of expenses to average net assets:
Before expense waivers(f)	0.58%	0.58%	0.58%	0.58%
After expense waivers(f)	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(f)	3.29%	3.10%	2.71%	2.14%
Portfolio turnover rate(d)(g)	0%	1%	1%	0%

(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

80

NEOS Enhanced Income Credit Select ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Period September 1, 2024 to May 31, 2025(a)	Year Ended August 31,
			2024	2023	2022	2021
PER SHARE DATA:(b)
Net asset value, beginning of period	$49.86	$52.60	$51.35	$52.25	$55.05	$52.95
INVESTMENT OPERATIONS:
Net investment income(c)	1.54	2.33	2.85	2.25	0.65	1.60
Net realized and unrealized gain (loss) on investments(d)	1.03	(1.36)	1.30	(1.30)	(2.00)	1.80
Total from investment operations	2.57	0.97	4.15	0.95	(1.35)	3.40
LESS DISTRIBUTIONS FROM:
Net investment income	(2.12)	(2.91)	(2.90)	(1.85)	(1.45)	(1.30)
Return of capital	—	(0.80)	—	—	—	—
Total distributions	(2.12)	(3.71)	(2.90)	(1.85)	(1.45)	(1.30)
Net asset value, end of period	$50.31	$49.86	$52.60	$51.35	$52.25	$55.05
Total return(e)	5.23%	1.89%	8.32%	1.86%	−2.49%	6.47%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$177,280	$139,801	$136,112	$133,238	$114,457	$62,659
Ratio of expenses to average net assets:
Before expense waivers	0.65%	0.73%(g)	0.91%	0.89%	0.97%	1.05%
After expense waivers	0.61%	0.68%(g)	0.90%	0.88%	0.97%	1.05%
Ratio of net investment income (loss) to average net assets	6.10%	6.08%(g)	5.55%	4.31%	1.22%	2.99%
Portfolio turnover rate(h)	85%	348%(e)	293%	879%	837%	337%

(a)
The Fund acquired all the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a mutual fund series of WST Investment Trust, (the “Predecessor Fund”) in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Fund and will be used going forward. As a result, the information prior to September 27, 2024, reflects that of the Predecessor Fund’ Institutional Shares inclusive of expense limitations.

(b)	Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective December 26, 2024.
(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

81

NEOS Gold High Income ETF
Consolidated Financial Highlights

Period Ended November 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.59
Net realized and unrealized gain (loss) on investments(c)	7.73
Total from investment operations	8.32
LESS DISTRIBUTIONS FROM:
Net investment income	(3.25)
Total distributions	(3.25)
Net asset value, end of period	$55.07
Total return(d)	17.31%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$211,473
Ratio of expenses to average net assets(f)	0.78%
Ratio of net investment income (loss) to average net assets(f)	2.28%
Portfolio turnover rate(d)(g)	0%

(a)	Inception date of the Fund was June 5, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

82

NEOS Nasdaq-100® Hedged Equity Income ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Period Ended September 1, 2024 to May 31, 2025(a)	Year Ended August 31,
			2024	2023	2022	2021
PER SHARE DATA:(b)
Net asset value, beginning of period	$51.03	$50.04	$42.52	$40.18	$57.22	$56.26
INVESTMENT OPERATIONS:
Net investment income(c)	0.01	0.06	0.10	0.10	0.04	0.04
Net realized and unrealized gain (loss) on investments(d)	6.02	4.26	11.04	5.34	(13.28)	5.18
Total from investment operations	6.03	4.32	11.14	5.44	(13.24)	5.22
LESS DISTRIBUTIONS FROM:
Net investment income	(2.49)	(0.06)	(0.12)	(0.10)	(0.04)	(0.04)
Return of capital	—	(3.27)	(3.50)	(3.00)	(3.76)	(4.22)
Total distributions	(2.49)	(3.33)	(3.62)	(3.10)	(3.80)	(4.26)
Net asset value, end of period	$54.57	$51.03	$50.04	$42.52	$40.18	$57.22
Total return(e)	12.02%	8.84%	27.26%	14.42%	−24.09%	9.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$351,693	$305,930	$333,962	$426,227	$581,640	$582,300
Ratio of expenses to average net assets(f)	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(f)	0.03%	0.16%	0.23%	0.24%	0.10%	0.07%
Portfolio turnover rate(e)(g)	3%	18%	8%	34%	24%	10%

(a)
The Fund acquired all the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”) in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to November 11, 2024, reflects that of the Predecessor Fund. Prior to reorganization the Fund had an August 31 fiscal year end.

(b)	Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective February 20, 2025.
(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

83

NEOS Nasdaq-100® High Income ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.32	$50.42	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.10	0.05
Net realized and unrealized gain (loss) on investments(c)	7.89	7.12	2.77
Total from investment operations	7.90	7.22	2.82
LESS DISTRIBUTIONS FROM:
Net investment income	(3.81)	(0.16)	—
Net realized gains	—	(0.11)	(0.04)
Return of capital	—	(7.05)	(2.36)
Total distributions	(3.81)	(7.32)	(2.40)
ETF transaction fees per share	—	—	0.00(d)
Net asset value, end of period	$54.41	$50.32	$50.42
Total return(e)	16.12%	15.18%	5.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,657,668	$1,778,335	$215,817
Ratio of expenses to average net assets(f)	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(f)	0.04%	0.19%	0.30%
Portfolio turnover rate(e)(g)	3%	22%	3%

(a)	Inception date of the Fund was January 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

84

NEOS Real Estate High Income ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.81	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.72	0.39
Net realized and unrealized gain (loss) on investments(c)	1.98	1.91
Total from investment operations	2.70	2.30
LESS DISTRIBUTIONS FROM:
Net investment income	(2.77)	(0.89)
Net realized gains	—	(0.63)
Return of capital	—	(0.97)
Total distributions	(2.77)	(2.49)
Net asset value, end of period	$49.74	$49.81
Total return(d)	5.52%	4.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$155,698	$48,312
Ratio of expenses to average net assets(e)	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)	2.87%	2.07%
Portfolio turnover rate(d)(f)	1%	2%

(a)	Inception date of the Fund was January 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

85

NEOS Russell 2000® High Income ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$44.08	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.17	0.29
Net realized and unrealized gain (loss) on investments(c)	8.35	0.90
Total from investment operations	8.52	1.19
LESS DISTRIBUTIONS FROM:
Net investment income	(3.43)	(2.44)
Net realized gains	—	(1.00)
Return of capital	—	(3.67)
Total distributions	(3.43)	(7.11)
Net asset value, end of period	$49.17	$44.08
Total return(d)	19.89%	2.04%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$388,438	$177,647
Ratio of expenses to average net assets:
Before expense waivers(f)	0.68%	0.68%
After expense waivers(f)	0.59%	0.58%
Ratio of net investment income (loss) to average net assets(f)	0.70%	0.65%
Portfolio turnover rate(d)(g)	0%	2%

(a)	Inception date of the Fund was June 25, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

86

NEOS S&P 500® Hedged Equity Income ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.96	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.06
Net realized and unrealized gain (loss) on investments(c)	6.17	1.49
Total from investment operations	6.32	1.55
LESS DISTRIBUTIONS FROM:
Net investment income	(2.10)	(0.04)
Return of capital	—	(0.55)
Total distributions	(2.10)	(0.59)
Net asset value, end of period	$55.18	$50.96
Total return(d)	12.58%	3.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,208	$2,039
Ratio of expenses to average net assets(e)	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)	0.54%	0.70%
Portfolio turnover rate(d)(f)	1%	0%(g)

(a)	Inception date of the Fund was April 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

87

NEOS S&P 500® High Income ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,		Period Ended May 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$49.07	$49.50	$48.23	$49.67
INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.37	0.44	0.49
Net realized and unrealized gain (loss) on investments(c)	6.56	5.35	6.71	2.34
Total from investment operations	6.71	5.72	7.15	2.83
LESS DISTRIBUTIONS FROM:
Net investment income	(3.11)	(0.36)	(0.79)	(0.44)
Net realized gains	—	—	(0.32)	(1.40)
Return of capital	—	(5.79)	(4.77)	(2.43)
Total distributions	(3.11)	(6.15)	(5.88)	(4.27)
Net asset value, end of period	$52.67	$49.07	$49.50	$48.23
Total return(d)	14.00%	12.01%	15.79%	6.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,298,523	$3,696,859	$1,383,898	$25,563
Ratio of expenses to average net assets(e)	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)	0.58%	0.74%	0.91%	1.37%
Portfolio turnover rate(d)(f)	1%	2%	14%	21%

(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

88

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The NEOS ETF Trust (the “Trust”) was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of multiple operational exchange-traded funds (“ETFs”), twelve of which are presented herein: NEOS Bitcoin High Income ETF, NEOS Enhanced Income 1-3 Year T-Bill ETF, NEOS Enhanced 20+ Year Treasury Bond ETF, NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS Gold High Income ETF, NEOS Nasdaq-100® Hedged Equity Income ETF, NEOS Nasdaq-100® High Income ETF, NEOS Real Estate High Income ETF, NEOS Russell 2000® High Income ETF, NEOS S&P 500® Hedged Equity Income ETF and NEOS S&P 500® High Income ETF, (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds.

Fund	Investment Objective	Classification
NEOS Bitcoin High Income ETF	seeks to generate high monthly income with the potential for appreciation based on exposure to exchange-traded products that have direct exposure to Bitcoin.	Non-diversified
NEOS Enhanced Income 1-3 Month T-Bill ETF	seeks to generate monthly income in a tax efficient manner.	Diversified
NEOS Enhanced Income 20+ Year Treasury Bond ETF	seeks to generate monthly income in a tax efficient manner.	Diversified
NEOS Enhanced Income Aggregate Bond ETF	seeks to generate monthly income in a tax efficient manner.	Diversified
NEOS Enhanced Income Credit Select ETF	seeks total return from income and capital appreciation while providing a tax efficient monthly income.	Diversified
NEOS Gold High Income ETF	seeks to generate high monthly income with the potential for appreciation based on exposure to exchange-traded products that have direct exposure to gold.	Non-diversified
NEOS Nasdaq-100® Hedged Equity Income ETF	seeks to generate monthly income in a tax efficient manner.	Non-diversified
NEOS Nasdaq-100® High Income ETF	seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.	Non-diversified
NEOS Real Estate High Income ETF	seeks to generate high monthly income with the potential for equity appreciation.	Non-diversified
NEOS Russell 2000® High Income ETF	seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.	Diversified
NEOS S&P 500® Hedged Equity Income ETF	seeks high monthly income in a tax efficient manner with a measure of downside protection.	Diversified
NEOS S&P 500® High Income ETF	seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.	Diversified

NEOS Investment Management, LLC (the “Adviser”) is the investment adviser to each Fund.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies” including Accounting Standards Update 2013-08.

89

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price, or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
Options traded on an exchange (other than Flexible Exchange (“FLEX”) options) are generally valued at the 4:00 pm EST bid/ask mean price on the exchange or OTC market on which they principally trade. If the 4:00 pm bid/ask mean price is not available, then options shall be valued at the 4:15 pm EST bid/ask mean price. If neither bid/ask mean price is available, then options shall be valued at the last reported settlement price on the exchange or OTC market on which they principally trade.
FLEX Options are generally valued at the Delta-Adjusted at Close (“DAC”) price, if available. If no DAC price is available, FLEX Options shall be valued at a Theoretical price provided by a Pricing Service. If there is no Theoretical price for the valuation day available, FLEX Options shall be valued at the last sale price on the exchange on which they principally trade. In the event no price can be obtained from a Pricing Service, no exchange pricing or no DAC pricing is available, the value shall be determined in accordance with the Fair Valuation Procedures.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of November 30, 2025, there were two securities within the NEOS S&P 500® High Income ETF and one within NEOS S&P 500® Hedged Equity Income ETF that were internally fair valued and/or valued using a Level 3 valuation. Refer to below for further valuation disclosures.
Investments in open-end regulated investment companies (including money market funds) are valued at NAV. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

90

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1 –	Quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2025:
NEOS Bitcoin High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$209,600,324	$—	$—	$209,600,324
Purchased Options	—	6,657,200	—	6,657,200
Money Market Funds	11,514,975	—	—	11,514,975
U.S. Treasury Bills	—	800,953,212	—	800,953,212
Total Investments	$221,115,299	$807,610,412	$—	$1,028,725,711
Liabilities:
Written Options	$—	$(175,474,400)	$—	$(175,474,400)
Total Written Options	$—	$(175,474,400)	$—	$(175,474,400)

NEOS Enhanced Income 1-3 Month T-Bill ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$173,505	$—	$173,505
Money Market Funds	6,966,078	—	—	6,966,078
U.S. Treasury Bills	—	728,170,461	—	728,170,461
Total Investments	$6,966,078	$728,343,966	$—	$735,310,044
Liabilities:
Written Options	$—	$(349,700)	$—	$(349,700)
Total Written Options	$—	$(349,700)	$—	$(349,700)

91

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
NEOS Enhanced Income 20+ Year Treasury Bond ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bonds	$—	$8,353,992	$—	$8,353,992
Purchased Options	—	2,430	—	2,430
Money Market Funds	82,797	—	—	82,797
Total Investments.	$82,797	$8,356,422	$—	$8,439,219
Liabilities:
Written Options	$—	$(6,000)	$—	$(6,000)
Total Written Options	$—	$(6,000)	$—	$(6,000)

NEOS Enhanced Income Aggregate Bond ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$121,460,224	$—	$—	$121,460,224
Purchased Options	—	35,842	—	35,842
Money Market Funds	633,348	—	—	633,348
Total Investments	$122,093,572	$35,842	$—	$122,129,414
Liabilities:
Written Options.	$—	$(88,500)	$—	$(88,500)
Total Written Options	$—	$(88,500)	$—	$(88,500)

NEOS Enhanced Income Credit Select ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$168,323,101	$—	$—	$168,323,101
Purchased Options	—	52,245	—	52,245
Money Market Funds	9,090,855	—	—	9,090,855
Total Investments	$177,413,956	$52,245	$—	$177,466,201
Liabilities:
Written Options	$—	$(129,000)	$—	$(129,000)
Total Written Options	$—	$(129,000)	$—	$(129,000)

92

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
NEOS Gold High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$51,869,560	$—	$—	$51,869,560
Purchased Options	—	15,430,847	—	15,430,847
Money Market Funds	2,168,414	—	—	2,168,414
U.S. Treasury Bills	—	146,825,317	—	146,825,317
Total Investments	$54,037,974	$162,256,164	$—	$216,294,138
Liabilities:
Written Options	$—	$(2,882,490)	$—	$(2,882,490)
Total Written Options	$—	$(2,882,490)	$—	$(2,882,490)

NEOS Nasdaq-100® Hedged Equity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$348,468,765	$—	$—	$348,468,765
Purchased Options	—	3,853,125	—	3,853,125
Money Market Funds	1,985,018	—	—	1,985,018
Total Investments	$350,453,783	$3,853,125	$—	$354,306,908
Liabilities:
Written Options	$—	$(5,931,180)	$—	$(5,931,180)
Total Written Options	$—	$(5,931,180)	$—	$(5,931,180)

NEOS Nasdaq-100® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$6,636,756,877	$—	$—	$6,636,756,877
Money Market Funds	32,637,624	—	—	32,637,624
Total Investments	$6,669,394,501	$—	$—	$6,669,394,501
Liabilities:
Written Options	$—	$(61,953,950)	$—	$(61,953,950)
Total Written Options	$—	$(61,953,950)	$—	$(61,953,950)

93

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
NEOS Real Estate High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Real Estate Investment Trusts - Common	$143,558,904	$—	$—	$143,558,904
Common Stocks	12,774,800	—	—	12,774,800
Money Market Funds	512,455	—	—	512,455
Total Investments	$156,846,159	$—	$—	$156,846,159
Liabilities:
Written Options	$—	$(1,319,554)	$—	$(1,319,554)
Total Written Options	$—	$(1,319,554)	$—	$(1,319,554)

NEOS Russell 2000® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$389,741,063	$—	$—	$389,741,063
Money Market Funds	1,471,361	—	—	1,471,361
Total Investments	$391,212,424	$—	$—	$391,212,424
Liabilities:
Written Options	$—	$(4,045,050)	$—	$(4,045,050)
Total Written Options	$—	$(4,045,050)	$—	$(4,045,050)

NEOS S&P 500® Hedged Equity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$17,800,533	$—	$—	$17,800,533
Real Estate Investment
Trusts - Common	330,501	—	—	330,501
Purchased Options	—	87,360	—	87,360
Contingent Value Rights	—	—	0	0
Money Market Funds	88,682	—	—	88,682
Total Investments	$18,219,716	$87,360	$0	$18,307,076
Liabilities:
Written Options	$—	$(169,325)	$—	$(169,325)
Total Written Options	$—	$(169,325)	$—	$(169,325)

94

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
NEOS S&P 500® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$6,182,520,540	$—	$—	$6,182,520,540
Real Estate Investment Trusts - Common	107,895,031	—	—	107,895,031
Contingent Value Rights	—	—	0	0
Money Market Funds	22,246,670	—	—	22,246,670
Total Investments	$6,312,662,241	$—	$0	$6,312,662,241
Liabilities:
Written Options	$—	$(45,207,600)	$—	$(45,207,600)
Total Written Options	$—	$(45,207,600)	$—	$(45,207,600)

Refer to the Schedules of Investments for further disaggregation of investment categories.
Management has determined that the amount of Level 3 securities compared to total net assets is not material for the NEOS S&P 500® Hedged Equity Income ETF and NEOS S&P 500® High Income ETF; therefore, the rollforward of Level 3 securities are not shown for the period ended November 30, 2025.
Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the oversight of the Board of Trustees for restricted securities or Level 3 investments as of November 30, 2025 for the NEOS S&P 500® Hedged Equity Income ETF and NEOS S&P 500® High Income ETF are as follows:
NEOS S&P 500® Hedged Equity Income ETF

Description	Fair Value as of 11/30/2025	Valuation Technique	Unobservable Input	Input Values (Ranges)
Sycamore Contingent Value Right*	$ 0	Projected Final Distribution	Discount of Projected Distribution	$3.00

*
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

NEOS S&P 500® High Income ETF

Description	Fair Value as of 11/30/2025	Valuation Technique	Unobservable Input	Input Values (Ranges)
Sycamore Contingent Value Right*	$ 0	Projected Final Distribution	Discount of Projected Distribution	$3.00
Abiomed Contingent Value Right*	$0	Projected Final Distribution	Discount of Projected Distribution	$35.00

*
These Level 3 securities were received through corporate actions. The securities are being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, these securities are being priced at zero.

B.
Written Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds write (sell) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 (A). for a pricing description. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts

95

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (I). for further derivative disclosures and Note 2 (E). for further counterparty risk disclosure.
When an option expires on its stipulated expiration date or the Funds enters into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
C.
Purchased Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds will purchase call or put options. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the value of investments on the Statement of Assets and Liabilities and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 (A). for a pricing description. Refer to Note 2 (I). for further derivative disclosures and Note 2 (E). for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

D.
Real Estate Investment Trusts (“REITs”). Certain Funds may invest in REITs. REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.
Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.
E.
Basis for Consolidation. The NEOS Bitcoin High Income ETF and the NEOS Gold High Income ETF may invest up to 25% of its total assets in the NEOS Bitcoin High Income Portfolio CFC and the NEOS Gold High Income Portfolio CFC, respectively, a subsidiary that is wholly-owned by each Fund and organized under the laws of the Cayman Islands (the “Subsidiary”). Each Subsidiary may directly invest without limitation in Spot Bitcoin ETPs for the NEOS Bitcoin High Income Portfolio CFC and in Gold ETPs for the NEOS Gold High Income Portfolio CFC; however, each Subsidiary will comply with the same derivatives rule requirements under the 1940 Act when viewed on a consolidated basis with each Fund, with respect to its investments in derivatives and leverage; and also complies with the provisions of Section 15 of the 1940 Act (regarding investment advisory contract approvals). Each Fund’s investment in the Subsidiary will not exceed 25% of the value of each Fund’s total assets (notwithstanding any subsequent market appreciation in the Subsidiary’s value). Asset limitations are imposed by Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and are measured at each taxable year and quarter end. The Adviser also serves as the investment adviser to each Subsidiary, but does not receive separate compensation.

Each Subsidiary is not registered under the 1940 Act but is subject to certain protections of the 1940 Act with respect to the Funds, as described in each Fund’s Statement of Additional Information. Each Fund’s

96

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
investments in the Subsidiary are subject to the investment policies and restrictions of the respective Fund, including those related to leverage, collateral and liquidity. In addition, the valuation and brokerage policies of the Funds are applied to the Subsidiary. Each Fund’s investments in the Subsidiary are not subject to all investor protection provisions of the 1940 Act. However, because each Fund is the sole investor in each respective Subsidiary, it is not likely that the Subsidiary will take any action that is contrary to the interests of each Fund and its shareholders. The financial information of each Subsidiary has been consolidated into each Fund’s consolidated financial statements. The NEOS Bitcoin High Income ETF and the NEOS Gold High Income ETF had 20.1% and 23.7%, respectively, of its total assets invested in each respective Subsidiary as of November 30, 2025.
Each Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, each Subsidiary’s net income and capital gains, if any, will be included each year in each Fund’s investment company taxable income.
F.
Counterparty Risk. The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

G.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

H.
Federal Income Taxes. Each Fund qualifies or intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of November 30, 2025. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

I.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds.

Each Fund records the dividends it receives from underlying investments as dividends receivable (asset) and dividend income (income) on ex-dividend date. On pay-date, cash is received from the dividend payment and the dividends receivable account is relieved.
The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.
J.
Derivatives. The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

97

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
For the period ended November 30, 2025, the Funds’ average derivative volume is described below:

	Average Quantity	Average Notional Value
NEOS Bitcoin High Income ETF
Purchased Option Contracts	3,613	$508,490,002
Written Option Contracts	5,983	$838,299,916
NEOS Enhanced Income 1-3 Month T-Bill ETF
Purchased Option Contracts	965	$634,834,053
Written Option Contracts	965	$634,834,053
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Purchased Option Contracts	7	$4,859,498
Written Option Contracts	7	$4,859,498
NEOS Enhanced Income Aggregate Bond ETF
Purchased Option Contracts	160	$105,220,324
Written Option Contracts	160	$105,220,324
NEOS Enhanced Income Credit Select ETF
Purchased Option Contracts	234	$153,571,950
Written Option Contracts	234	$153,571,950
NEOS Gold High Income ETF
Purchased Option Contracts	2,120	$76,425,844
Written Option Contracts	4,014	$144,565,623
NEOS Nasdaq-100® Hedged Equity Income ETF
Purchased Option Contracts	142	$342,837,541
Written Option Contracts	248	$599,738,236
NEOS Nasdaq-100® High Income ETF
Written Option Contracts	1,239	$3,033,270,146
NEOS Real Estate High Income ETF
Written Option Contracts	8,393	$80,675,913
NEOS Russell 2000® High Income ETF
Written Option Contracts	867	$206,818,303
NEOS S&P 500® Hedged Equity Income ETF
Purchased Option Contracts	14	$9,477,709
Written Option Contracts	24	$16,275,976
NEOS S&P 500® High Income ETF
Written Option Contracts	5,854	$3,860,562,956

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations.

98

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
Statements of Assets and Liabilities
Fair values of derivative instruments as of November 30, 2025:

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
NEOS Bitcoin High Income ETF
Purchased Options:
Equity Index	Investments, at value	$6,657,200	$—
Written Options:
Equity Index	Written option contracts, at value	—	175,474,400
Total Derivatives not accounted for as hedging instruments		$6,657,200	$175,474,400
NEOS Enhanced 1-3 Month T-Bill ETF
Purchased Options:
Equity Index	Investments, at value	$173,505	$—
Written Options:
Equity Index	Written option contracts, at value	—	349,700
Total Derivatives not accounted for as hedging instruments		$173,505	$349,700
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Purchased Options:
Equity Index	Investments, at value	$2,430	$—
Written Options:
Equity Index	Written option contracts, at value	$—	$6,000
Total Derivatives not accounted for as hedging instruments		$2,430	$6,000
NEOS Enhanced Income Aggregate Bond ETF
Purchased Options:
Equity Index	Investments, at value	$35,842	$—
Written Options:
Equity Index	Written option contracts, at value	—	88,500
Total Derivatives not accounted for as hedging instruments		$35,842	$88,500
NEOS Enhanced Income Credit Select ETF
Purchased Options:
Equity Index	Investments, at value	$52,245	$—
Written Options:
Equity Index	Written option contracts, at value	—	129,000
Total Derivatives not accounted for as hedging instruments		$52,245	$129,000

99

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
NEOS Gold High Income ETF
Purchased Options:
Equity	Investments, at value	$15,430,847	$—
Written Options:
Equity	Written option contracts, at value	$—	$2,882,490
Total Derivatives not accounted for as hedging instruments		$15,430,847	$2,882,490
NEOS Nasdaq-100® Hedged Equity Income ETF
Purchased Options:
Equity Index	Investments, at value	$3,853,125	$—
Written Options:
Equity Index	Written option contracts, at value	$—	$5,931,180
Total Derivatives not accounted for as hedging instruments		$3,853,125	$5,931,180
NEOS Nasdaq-100® High Income ETF
Written Options:
Equity Index	Written option contracts, at value	$—	$61,953,950
Total Derivatives not accounted for as hedging instruments		$—	$61,953,950
NEOS Real Estate High Income ETF
Written Options:
Equity	Written option contracts, at value	$—	$1,319,554
Total Derivatives not accounted for as hedging instruments		$—	$1,319,554
NEOS Russell 2000® High Income ETF
Written Options:
Equity Index	Written option contracts, at value	$—	$4,045,050
Total Derivatives not accounted for as hedging instruments		$—	$4,045,050
NEOS S&P 500® Hedged Equity Income ETF
Purchased Options:
Equity Index	Investments, at value	$87,360	$—
Written Options:
Equity Index	Written option contracts, at value	$—	$169,325
Total Derivatives not accounted for as hedging instruments		$87,360	$169,325
NEOS S&P 500® High Income ETF
Written Options:
Equity Index	Written option contracts, at value	$—	$45,207,600
Total Derivatives not accounted for as hedging instruments		$—	$45,207,600

100

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
Statements of Operations
The effect of derivative instruments on the Statements of Operations for the period ended November 30, 2025:

	Net Realized Gain (Loss) on Derivatives
	Purchased Options*	Written Options	Total
NEOS Bitcoin High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(7,586,973)	$74,087,413	$66,500,440
Total	$(7,586,973)	$74,087,413	$66,500,440
NEOS Enhanced Income 1-3 Month T-Bill ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(5,777,001)	$16,515,329	$10,738,328
Total	$(5,777,001)	$16,515,329	$10,738,328
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(49,815)	$113,897	$64,082
Total	$(49,815)	$113,897	$64,082
NEOS Enhanced Income Aggregate Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(1,182,538)	$3,391,355	$2,208,817
Total	$(1,182,538)	$3,391,355	$2,208,817
NEOS Enhanced Income Credit Select ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(1,744,928)	$5,222,849	$3,477,921
Total	$(1,744,928)	$5,222,849	$3,477,921
NEOS Gold High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$7,640,912	$(6,289,919)	$1,350,993
Total	$7,640,912	$(6,289,919)	$1,350,993
NEOS Nasdaq-100® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(16,463,225)	$(539,601)	$(17,002,826)
Total	$(16,463,225)	$(539,601)	$(17,002,826)

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NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)

	Net Realized Gain (Loss) on Derivatives
	Purchased Options*	Written Options	Total
NEOS Nasdaq-100® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$—	$(106,282,758)	$(106,282,758)
Total	$—	$(106,282,758)	$(106,282,758)
NEOS Real Estate High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$2,717,893	$2,717,893
Total	$—	$2,717,893	$2,717,893
NEOS Russell 2000® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$—	$3,432,360	$3,432,360
Total	$—	$3,432,360	$3,432,360
NEOS S&P 500® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(226,939)	$(185,479)	$(412,418)
Total	$(226,939)	$(185,479)	$(412,418)
NEOS S&P 500® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$—	$(75,459,109)	$(75,459,109)
Total	$—	$(75,459,109)	$(75,459,109)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Options**	Written Options	Total
NEOS Bitcoin High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(78,210,199)	$(90,804,620)	$(169,014,819)
Total	$(78,210,199)	$(90,804,620)	$(169,014,819)
NEOS Enhanced Income 1-3 Month T-Bill ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(81,862)	$156,060	$74,198
Total	$(81,862)	$156,060	$74,198

102

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Options**	Written Options	Total
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(1,642)	$3,826	$2,184
Total	$(1,642)	$3,826	$2,184
NEOS Enhanced Income Aggregate Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(14,914)	$33,738	$18,824
Total	$(14,914)	$33,738	$18,824
NEOS Enhanced Income Credit Select ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(19,489)	$43,695	$24,206
Total	$(19,489)	$43,695	$24,206
NEOS Gold High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$6,771,759	$2,926,365	$9,698,124
Total	$6,771,759	$2,926,365	$9,698,124
NEOS Nasdaq-100® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(222,322)	$(196,120)	$(418,442)
Total	$(222,322)	$(196,120)	$(418,442)
NEOS Nasdaq-100® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$—	$(4,018,136)	$(4,018,136)
Total	$—	$(4,018,136)	$(4,018,136)
NEOS Real Estate High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$(8,680)	$(8,680)
Total	$—	$(8,680)	$(8,680)
NEOS Russell 2000® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$—	$(280,874)	$(280,874)
Total	$—	$(280,874)	$(280,874)

103

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Options**	Written Options	Total
NEOS S&P 500® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(3,101)	$(4,118)	$(7,219)
Total	$(3,101)	$(4,118)	$(7,219)
NEOS S&P 500® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$—	$(4,257,598)	$(4,257,598)
Total	$—	$(4,257,598)	$(4,257,598)

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.
K.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets of NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the period ended May 31, 2025, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
NEOS Bitcoin High Income ETF	$6,271	$(6,271)
NEOS Enhanced Income 1-3 Month T-Bill ETF	(1,177)	1,177
NEOS Enhanced Income 20+ Year Treasury Bond ETF	—	—
NEOS Enhanced Income Aggregate Bond ETF	(16,036)	16,036
NEOS Enhanced Income Credit Select ETF	(5,976)	5,976
NEOS Nasdaq-100® Hedged Equity Income ETF	(10,718,791)	10,718,791
NEOS Nasdaq-100® High Income ETF	(4,807,171)	4,807,171
NEOS Real Estate High Income ETF	—	—
NEOS Russell 2000® High Income ETF	(658,297)	658,297
NEOS S&P 500® Hedged Equity Income ETF	—	—
NEOS S&P 500® High Income ETF	(17,692,298)	17,692,298

L.
Fund of Funds Structure. The NEOS Enhanced Income Credit Select ETF (HYBI) is considered a fund of funds. Investments in ETFs subject HYBI to paying its proportionate share of fees and expenses from those investments. In addition, under the 1940 Act, HYBI is subject to restrictions that may limit the amount of any particular ETF that the Fund may own. Since the Fund is a “fund of funds,” the cost of investing in HYBI will generally be higher than the cost of investing directly in ETFs. By investing in HYBI, you will indirectly bear fees and expenses charged by the underlying ETFs in which HYBI invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of the Fund’s distributions and therefore may increase the amount of your tax liability.

104

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.
Pursuant to the Investment Advisory Agreement, each of Fund pays the Advisor a monthly unitary management fee at an annual rate of:

NEOS Bitcoin High Income ETF	0.98%
NEOS Enhanced Income 1-3 Month T-Bill ETF	0.38%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	0.58%
NEOS Enhanced Income Aggregate Bond ETF	0.58%
NEOS Enhanced Income Credit Select ETF	0.65%
NEOS Gold High Income ETF	0.78%
NEOS Nasdaq-100® Hedged Equity Income ETF	0.68%
NEOS Nasdaq-100® High Income ETF	0.68%
NEOS Real Estate High Income ETF	0.68%
NEOS Russell 2000® High Income ETF	0.68%
NEOS S&P 500® Hedged Equity Income ETF	0.68%
NEOS S&P 500® High Income ETF	0.68%

For the period ended November 30, 2025, each Fund incurred management fees of:

NEOS Bitcoin High Income ETF	$3,010,609
NEOS Enhanced Income 1-3 Month T-Bill ETF	$1,168,960
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$13,943
NEOS Enhanced Income Aggregate Bond ETF	$298,845
NEOS Enhanced Income Credit Select ETF	$488,688
NEOS Gold High Income ETF.	$324,974
NEOS Nasdaq-100® Hedged Equity Income ETF	$1,141,193
NEOS Nasdaq-100® High Income ETF	$14,415,190
NEOS Real Estate High Income ETF	$342,997
NEOS Russell 2000® High Income ETF	$937,336
NEOS S&P 500® Hedged Equity Income ETF	$28,078
NEOS S&P 500® High Income ETF	$16,980,657

Additionally, for the period ended November 30, 2025, the Adviser waived $16,522, $27,682, and $117,269 of management fees with respect to the NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, and NEOS Russell 2000® High Income ETF.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

105

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
For the NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, and NEOS Russell 2000® High Income ETF the Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that AFFE and total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.58%, 0.68%, and 0.68%, respectively. This contractual agreement is in place through September 30, 2026 and may not be terminated prior to this date except by the Board.
The NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, and NEOS Russell 2000® High Income ETF has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase the Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.
Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. For the period ended November 30, 2025, NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, and NEOS Russell 2000® High Income ETF did not reimburse expenses to the Adviser.
As of November 30, 2025, the amounts eligible for repayment and the associated periods of expiration are as follows:

	Expires May 31, 2026	Expires May 31, 2027	Expires May 31, 2028	Expires May 31, 2029	Total Eligible for Recoupment
NEOS Enhanced Income Aggregate Bond ETF	$185	$1,721	$15,091	$16,522	$33,519
NEOS Enhanced Income Credit Select ETF	N/A	N/A	$22,891	$27,682	$50,573
NEOS Russell 2000® High Income ETF	N/A	N/A	$98,675	$117,269	$215,944

Distributor and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
As of November 30, 2025, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor and received no fees from the Trust for serving as officers.

106

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended November 30, 2025, were as follows:

	Purchases	Sales
NEOS Bitcoin High Income ETF	$206,455,014	$—
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	—	17,428
NEOS Enhanced Income Aggregate Bond ETF	913,425	—
NEOS Enhanced Income Credit Select ETF	125,915,670	122,935,015
NEOS Gold High Income ETF	45,644,062	—
NEOS Nasdaq-100® Hedged Equity Income ETF	8,900,723	48,390,690
NEOS Nasdaq-100® High Income ETF	128,971,016	454,662,461
NEOS Real Estate High Income ETF	1,622,995	859,405
NEOS Russell 2000® High Income ETF	—	20,767,451
NEOS S&P 500® Hedged Equity Income ETF	49,090	417,657
NEOS S&P 500® High Income ETF	38,786,733	340,521,480

The costs of purchases and sales of in-kind transactions, during the period ended November 30, 2025, were as follows:

	Purchases In-Kind	Sales In-Kind
NEOS Bitcoin High Income ETF	$—	$—
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	5,530,883	—
NEOS Enhanced Income Aggregate Bond ETF	31,927,202	—
NEOS Enhanced Income Credit Select ETF	39,284,783	8,074,417
NEOS Gold High Income ETF	—	—
NEOS Nasdaq-100® Hedged Equity Income ETF	23,793,859	525,976
NEOS Nasdaq-100® High Income ETF	4,870,256,797	365,383,839
NEOS Real Estate High Income ETF	106,762,996	489,546
NEOS Russell 2000® High Income ETF	208,937,054	23,229,989
NEOS S&P 500® Hedged Equity Income ETF	16,488,046	1,071,777
NEOS S&P 500® High Income ETF	2,389,753,031	211,080,214

NOTE 5 – REVERSE SHARE SPLITS
Effective December 26, 2024, NEOS Enhanced Income Credit Select ETF underwent a 1-for-5 reverse share split and cusip change.
Effective February 20, 2025, NEOS Nasdaq-100® Hedged Equity Income ETF underwent a 1-for-2 reverse share split and cusip change.
The effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

107

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
NOTE 6 – TAX MATTERS
The tax character of the distributions paid during the periods ended November 30, 2025 and May 31, 2025 are as follows:

	Period Ended November 30, 2025		Period Ended May 31, 2025
	Ordinary Income	Ordinary Income	Long-Term Capital Gains(a)	Return of Capital
NEOS Bitcoin High Income ETF	$88,079,328	$2,638,033	$—	$15,661,431
NEOS Enhanced Income 1-3 Month T-Bill ETF	$15,797,650	$23,338,608	$2,508,375	$1,124,971
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$160,962	$35,038	$777	$19,685
NEOS Enhanced Income Aggregate Bond ETF	$3,001,640	$1,711,571	$216,862	$1,049,960
NEOS Enhanced Income Credit Select ETF	$6,376,799	$7,707,273	$—	$2,214,922
NEOS Gold High Income ETF	$6,134,643	—	—	—
NEOS Nasdaq-100® Hedged Equity Income ETF	$15,621,000	$391,743	$—	$20,264,190
NEOS Nasdaq-100® High Income ETF	$325,186,878	$1,997,206	$1,144,642	$110,249,033
NEOS Real Estate High Income ETF	$5,842,092	$726,422	$35,299	$483,942
NEOS Russell 2000® High Income ETF	$20,837,134	$2,144,420	$2,242,022	$11,086,145
NEOS S&P 500® Hedged Equity Income ETF	$360,773	$1,285	$—	$17,205
NEOS S&P 500® High Income ETF	$310,096,239	$17,695,715	$—	$285,789,094

(a)
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended May 31, 2025.

	Year Ended August 31, 2024
	Ordinary Income	Long-Term Capital Gains	Return of Capital
NEOS Enhanced Income Credit Select ETF	$4,828,986	$—	$—
NEOS Nasdaq-100® Hedged Equity Income ETF	$903,624	$—	$29,598,677

	Year Ended August 31, 2023
	Ordinary Income	Long-Term Capital Gains	Return of Capital
NEOS Enhanced Income Credit Select ETF	$7,732,892	$—	$—
NEOS Nasdaq-100® Hedged Equity Income ETF	$1,151,506	$—	$35,606,621

NEOS Gold High Income ETF commenced operations after May 31, 2025, thus there were no distributions made during the period ended May 31, 2025.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended May 31, 2025, NEOS Nasdaq-100® High Income ETF had a net Post-October loss of $3,045,741. At May 31, 2025, NEOS S&P 500® High Income ETF, NEOS Enhanced Income Credit Select ETF, NEOS S&P 500® Hedged Equity Income ETF, and NEOS Nasdaq-100® Hedged Equity Income ETF had $21,560,340, $4,747,795, $2,773, and $87,895,228 of short term capital loss carryover, respectively and $35,269,769, $0, $4,238, and $103,585,568 of long-term capital loss carryover, respectively. No other Funds have any short or long-term capital loss carryovers available.

108

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
As of May 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	NEOS Bitcoin High Income ETF	NEOS Enhanced Income 1-3 Month T-Bill ETF	NEOS Enhanced Income 20+ Year Treasury Bond ETF	NEOS Enhanced Income Aggregate Bond ETF	NEOS Enhanced Income Credit Select ETF	NEOS Nasdaq-100® Hedged Equity Income ETF	NEOS Nasdaq-100® High Income ETF	NEOS Real Estate High Income ETF	NEOS Russell 2000® High Income ETF	NEOS S&P 500® Hedged Equity Income ETF	NEOS S&P 500® High Income ETF
Federal income tax cost of investments, including short positions	227,759,528	504,237,839	2,858,668	87,713,014	140,956,679	221,586,095	1,696,663,498	48,051,070	188,331,503	2,024,591	3,363,157,210
Aggregate gross unrealized appreciation	19,978,793	53,868	—	236,954	1,265,867	107,293,607	169,340,900	1,437,399	708,858	83,009	493,436,704
Aggregate gross unrealized (depreciation)	(103,343)	—	(155,537)	(1,186,701)	(2,363,861)	(17,746,911)	(69,650,617)	(1,418,812)	(12,883,844)	(46,865)	(172,107,114)
Net unrealized appreciation (depreciation)	19,875,450	53,868	(155,537)	(949,747)	(1,097,994)	89,546,696	99,690,283	18,587	(12,174,986)	36,144	321,329,590
Undistributed Ordinary Income	—	—	—	—	—	—	—	—	—	—	—
Undistributed Long Term Capital Gains	—	—	—	—	—	—	—	—	—	—	—
Distributable Earnings	—	—	—	—	—	—	—	—	—	—	—
Accumulated capital and other gain/(loss)	(162,884)	(1)	—	—	(4,747,795)	(191,822,361)	(3,045,741)	—	—	(7,070)	(57,836,261)
Total distributable earnings (accumulated loss)	19,712,566	53,867	(155,537)	(949,747)	(5,845,789)	(102,275,665)	96,644,542	18,587	(12,174,986)	29,074	263,493,329

NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the NEOS Bitcoin High Income ETF, NEOS Enhanced Income 1-3 Month T-Bill ETF, NEOS Enhanced Income 20+ Year Treasury Bond ETF, NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS Gold High Income ETF, NEOS Real Estate High Income ETF, and NEOS Russell 2000® High Income ETF are $300, and the NEOS Nasdaq-100® Hedged Equity Income ETF, NEOS Nasdaq-100® High Income ETF, NEOS S&P 500® Hedged Equity Income ETF, and NEOS S&P 500® High Income ETF is $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of the NEOS Enhanced Income 1-3 Month T-Bill ETF and NEOS Enhanced Income Aggregate Bond ETF are listed and traded on the NYSE Arca, Inc., shares of the NEOS Bitcoin High Income ETF, NEOS Enhanced Income 20+ Year Treasury Bond ETF, NEOS Gold High Income ETF, NEOS Real Estate High Income ETF, NEOS Russell 2000® High Income ETF, NEOS S&P 500® Hedged Equity Income ETF, and NEOS S&P 500® High Income ETF are listed and traded on the Cboe BZX Exchange, Inc. and shares of the NEOS Enhanced Income Credit Select ETF, NEOS Nasdaq-100® Hedged Equity Income ETF, and NEOS Nasdaq-100® High Income ETF are listed and traded on Nasdaq Stock Market LLC (the “Exchanges”). Market prices for the Shares may be different from their NAV. The Funds will

109

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, the Adviser has no voting power of the shares outstanding of any of the Funds.
NOTE 9 – BASIS OF CONSOLIDATION
The Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the NEOS Bitcoin High Income ETF and NEOS Gold High Income ETF include the accounts of each Fund’s wholly owned Subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”), which primarily invest in exchange-traded products with direct exposure to Bitcoin and gold, respectively. The Subsidiary enables the NEOS Bitcoin High Income ETF and NEOS Gold High Income ETF to hold these Bitcoin-related and Gold-related instruments, respectively, and satisfy regulated investment company tax requirements. The NEOS Bitcoin High Income ETF and NEOS Gold High Income ETF will invest a significant portion of its total assets in its Subsidiary. As of November 30, 2025, the total net assets of each Subsidiary as a percentage of each fund’s total net assets are displayed below:

Fund	Subsidiary	Percentage of Net Assets of Fund
NEOS Bitcoin High Income ETF	NEOS Bitcoin High Income Portfolio CFC	24.2%
NEOS Gold High Income ETF	NEOS Gold High Income Portfolio CFC	24.5%

NOTE 10 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Risks of Investing in the Fund”.
NOTE 11 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 12 – FUND REORGANIZATIONS
The NEOS Enhanced Income Credit Select ETF (the “Fund”) acquired all of the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a mutual fund series of the WST Investment Trust (the “Predecessor Fund”) in a tax-free reorganization on September 27, 2024. Effective September 27, 2024, the assets and liabilities of

110

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes and book purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was August 31, and the Fund is May 31. The reporting period covered by this report for the Fund is September 1, 2024 through May 31, 2025. Operations prior to September 27, 2024, were for the Predecessor Fund.

NEOS Enhanced Income Credit Select ETF	Before Reorganization	After Reorganization
Net Assets	$136,224,607	$136,224,607
Shares Outstanding	12,970,040	12,970,040
Net Asset Value Per Share	$10.50	$10.50
Net Unrealized Appreciation	$4,528,644	$4,528,644

The NEOS Nasdaq-100® Hedged Equity Income ETF (the “Fund”) acquired all of the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”), in a tax-free reorganization on November 11, 2024. Effective November 11, 2024, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Predecessor Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes and book purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was August 31, and the Fund is May 31. The reporting period covered by this report for the Fund is September 1, 2024 through May 31, 2025. Operations prior to November 11, 2024, were for the Predecessor Fund.

NEOS Nasdaq-100® Hedged Equity Income ETF	Before Reorganization	After Reorganization
Net Assets	$336,883,218	$336,883,218
Shares Outstanding	12,800,000	12,800,000
Net Asset Value Per Share	$26.32	$26.32
Net Unrealized Appreciation	$102,143,631	$102,143,631

NOTE 13 – ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s Chief Operating Decision Maker (“CODM”) is the Fund Principal Executive Officer and Chief Operating Officer at the Adviser. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the period were determined to not be significant.
NOTE 14 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.
The FIS Christian Stock Fund, a series of the FIS Trust, acquired all of the assets and liabilities of the FIS Christian Stock Fund, a series of NEOS ETF Trust in a tax-free reorganization on December 31, 2025. On December 31, 2025, Capital Insight Partners, LLC ceased to be the sub-adviser for FIS Christian Stock Fund. On December 29, 2025, FIS Bright Portfolios Focused Equity ETF held a special meeting of shareholders (the “Special Meeting”). At the Special

111

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
Meeting, the shareholders of the FIS Bright Portfolios Focused Equity ETF were asked to approve an Agreement and Plan of Reorganization pursuant to which Bright Portfolios Focused Equity ETF will be reorganized into a new shell series of FIS Trust, as approved by the Board of Trustees of NEOS ETF Trust. The Special Meeting for Bright Portfolios Focused Equity ETF was adjourned to January 21, 2026 so that Bright Portfolios Focused Equity ETF may solicit additional votes of shares necessary to approve the reorganization.
As of December 1, 2025 the NEOS ETF Trust changed their financial reporting and tax reporting fiscal year end to a December 31, calendar year end from a May 31, calendar year end.
Management has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

112

OTHER NON-AUDITED INFORMATION
November 30, 2025 (Unaudited)
TAX INFORMATION
For the fiscal period ended May 31, 2025, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

NEOS Bitcoin High Income ETF	0.00%
NEOS Enhanced Income 1-3 Month T-Bill ETF	0.00%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	0.00%
NEOS Enhanced Income Aggregate Bond ETF	0.00%
NEOS Enhanced Income Credit Select ETF	0.00%
NEOS Nasdaq-100® Hedged Equity Income ETF	100.00%
NEOS Nasdaq-100® High Income ETF	100.00%
NEOS Real Estate High Income ETF	0.00%
NEOS Russell 2000® High Income ETF	41.08%
NEOS S&P 500® Hedged Equity Income ETF	100.00%
NEOS S&P 500® High Income ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended May 31, 2025 were as follows:

NEOS Bitcoin High Income ETF	0.00%
NEOS Enhanced Income 1-3 Month T-Bill ETF	0.00%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	0.00%
NEOS Enhanced Income Aggregate Bond ETF	0.00%
NEOS Enhanced Income Credit Select ETF	0.00%
NEOS Nasdaq-100® Hedged Equity Income ETF .	100.00%
NEOS Nasdaq-100® High Income ETF	100.00%
NEOS Real Estate High Income ETF	0.00%
NEOS Russell 2000® High Income ETF	0.00%
NEOS S&P 500® Hedged Equity Income ETF	100.00%
NEOS S&P 500® High Income ETF	100.00%

For the period ended May 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

NEOS Bitcoin High Income ETF	49.32%
NEOS Enhanced Income 1-3 Month T-Bill ETF	7.22%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	1.41%
NEOS Enhanced Income Aggregate Bond ETF	8.44%
NEOS Enhanced Income Credit Select ETF	0.00%
NEOS Nasdaq-100® Hedged Equity Income ETF	0.00%
NEOS Nasdaq-100® High Income ETF	30.45%
NEOS Real Estate High Income ETF	73.49%
NEOS Russell 2000® High Income ETF	69.87%
NEOS S&P 500® Hedged Equity Income ETF	0.00%
NEOS S&P 500® High Income ETF	0.00%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.neosfunds.com.

113

OTHER NON-AUDITED INFORMATION
November 30, 2025 (Unaudited)(Continued)
DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.neosfunds.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.neosfunds.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

114

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: None for the period contained within this report.

115

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response:
FIS Christian Stock Fund held a special meeting of shareholders on December 29, 2025 (which occurred after the end date of this reporting period) where PRAY’s shareholders approved the reorganization of PRAY into FIS Trust, as approved by PRAY’s Board of Trustees. The PRAY reorganization closed on December 31, 2025.
On December 29, 2025 (which occurred after the end date of this reporting period), FIS Bright Portfolios Focused Equity ETF held a special meeting of shareholders (the “Special Meeting”). At the Special Meeting, the shareholders of the FIS Bright Portfolios Focused Equity ETF were asked to approve an Agreement and Plan of Reorganization pursuant to which Bright Portfolios Focused Equity ETF will be reorganized into a new shell series of FIS Trust, as approved by the Board of Trustees of NEOS ETF Trust. The Special Meeting for Bright Portfolios Focused Equity ETF was adjourned to January 21, 2026 so that Bright Portfolios Focused Equity ETF may solicit additional votes of shares necessary to approve the reorganization.

116

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $19,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

117

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1) Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and
(2) If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.
Response:
March 11, 2025 NEOS ETF Trust Board of Trustees Meeting
On March 11, 2025, under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and NEOS Long/Short ETF (the “Long/Short ETF”), and NEOS Gold High Income ETF (the “Gold ETF”) (collectively, the “New Funds”) each a new series of the Trust. The Independent Trustees requested, and NEOS Investment Management, LLC (“NEOS”) provided, such information as the Independent Trustees deemed reasonably necessary to evaluate the Advisory Agreement. The Board including the Independent Trustees of the Board, reviewed: (i) the nature and quality of the advisory services to be provided by NEOS, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the New Funds, noting that the New Funds had not yet launched; (iii) the proposed fees and expenses of the New Funds; (iv) the anticipated profitability of the New Funds to NEOS; (v) potential economies of scale; (vi) possible fall-out benefits to NEOS and its affiliates (i.e., the ancillary benefits realized by NEOS and its affiliates from NEOS’s relationship with the New Funds); and (vii) possible conflicts of interest. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
The Board exercised its own business judgment in determining its conclusions and its conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.
Nature, Extent and Quality of Service.
The Board reviewed and discussed the materials provided by NEOS related to the proposed approval of the Advisory Agreements. The Board discussed the NEOS personnel that would be involved with the New Funds and acknowledged that they each had extensive experience in the industry. The Board recognized that it was very familiar with the quality of service provided by NEOS and ability to effectively advise the New Funds. The Board noted the extensive responsibilities that NEOS will have as investment adviser to each New Fund, including ensuring compliance with each New Funds’ investment strategy and restrictions, buying and selling of securities and other transactions, reviewing its performance, oversight of the daily valuation of each New Fund’s portfolio holdings including its role as Valuation Designee for the New Funds; voting the proxies received by each New Fund; and oversight of general compliance with federal and state laws.
The Board discussed NEOS’s research capabilities and its ability to support each New Fund. The Board considered NEOS’s management capabilities noting that NEOS will provide oversight of day-to-day Fund operations, including

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(Unaudited)(Continued)
fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed NEOS’s compliance infrastructure in place and noted that it believed had the capability to ensure each New Fund complied with fund and Trust mandates.
The Board noted that NEOS reported it had no pending lawsuits or regulatory actions. After further discussion, the Board concluded that NEOS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by NEOS to the New Funds would be satisfactory.
Performance.
The Board acknowledged that because the none of the New Funds had commenced operations yet, the Board was not able to review performance figures for the New Funds. The Board discussed the performance of the other series in the Trust advised by NEOS and concluded that NEOS had the potential to deliver strong returns for each of the New Funds future shareholders.
Fees and Expenses.
Long/Short ETF: The Board noted that NEOS proposed an advisory fee of 0.98%, which was also a unitary fee. The Board observed that the advisory fee was below the peer group average and near the bottom of the range and the net expense ratio was far below the low end of the peer group range. The Board recognized that the given the long/short nature of the New Fund, the fees would be end up being higher than the proposed amount given the additional costs related to the short strategy and the 1940 Act requirement that the New Fund disclose the expenses related to holding short positions. After further discussion, the Board concluded the proposed advisory fee was not unreasonable.
Gold ETF: The Board observed that the NEOS proposed a 0.78% advisory fee and that the proposed fee was a unitary fee. The Board noted that the proposed fee was above the average for the peer group but recognized that the NEOS explained there were very few funds with similar strategies to the Gold ETF and therefore the peer group was not a true representative sample. The Board noted that NEOS believed given the unique strategy and the expertise required to operate the strategy, the proposed fee was reasonable. After further discussion and given the complexities of the Gold ETF’s investment strategy the Board determined the proposed advisory fee was not unreasonable.
Economies of Scale. The Board discussed NEOS’s asset projections for each New Fund. The Board observed that NEOS believed economies of scale were unlikely to be realized for any of the New Funds within the near future. The Board noted NEOS’s statement regarding the challenges involved with attempting to forecast future growth and fee levels and agreed that it would continue to monitor the New Funds’ asset levels and readdress the issue in the future.
Profitability. The Board considered the level of profits that could be expected to accrue to NEOS with respect to each New Fund based on profitability projections and analysis prepared by NEOS and the selected financial information of NEOS provided by NEOS to the Board. The Board observed that NEOS projected to earn a reasonable profit in year 2 for Long/Short ETF but did not expect to earn profit from advising Gold ETF in either of the first two years. The Board concluded excessive profitability was not concern at this time.
Conclusion. Having requested and received such information from NEOS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of counsel, the Board concluded that approval of the Advisory Agreement for each of the New Funds was in the best interest of each New Fund and their future shareholders.
June 3, 2025 NEOS ETF Trust Board of Trustees Meeting
On June 3, 2025, the Board including the Independent Trustees of the Board, reviewed: (i) the nature and quality of the advisory services provided by NEOS Investment Management, LLC (“NEOS”), including the experience and qualifications of the personnel providing such services; (ii) the performance history of SPYI, CSHI, and BNDI (collectively, the “Renewing ETFs”); (iii) the fees and expenses of each Renewing ETF; (iv) the profitability of each Renewing ETF to NEOS; (v) economies of scale; (vi) fall-out benefits to NEOS and its affiliates, if any (i.e., the ancillary benefits realized by NEOS and its affiliates from NEOS’s relationship with the Renewing ETFs); and (vii) possible conflicts of interest. In considering the renewal of the Management Agreement for the Renewing ETFs, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

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(Unaudited)(Continued)
The Board exercised its own business judgment in determining its conclusions, which were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.
Nature, Extent and Quality of Service.
The Board reviewed the background information of NEOS’ key investment professionals servicing the Renewing ETFs, noting their satisfaction with the individuals’ educations and wide range of industry experience from serving in high level asset management positions. The Board observed that NEOS utilized a rules-based systematic process to make investment decisions and implement the options strategy for each Renewing ETF. The Board observed that NEOS monitored bid/ask spreads, share price, NAV per share and volume during market hours, and reviewed the quality of creation and redemption units. The Board noted that NEOS monitored portfolios on a real time basis to ensure compliance with each Renewing ETF’s investment limitations. The Board also acknowledged other responsibilities that NEOS has as the investment adviser to the Renewing ETFs, including its role as Valuation Designee and Derivatives Risk Manager for each Renewing ETF. The Board also considered NEOS oversight of day-to-day operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board acknowledged that NEOS had reported no material compliance issues since the advisory agreement was approved. The Board concluded that it could expect NEOS to continue providing quality service to the Renewing ETFs and their respective shareholders.
Performance.
SPYI—The Board commented that SPYI had outperformed its peer group and Morningstar category over the 1-year and since inception periods but underperformed its primary benchmark over the same periods. The Board noted NEOS’s explanation that SPYI’s short SPX index call options limited its upside participation over the past year, causing SPYI to underperform relative to its benchmark over the period. The Board also acknowledged NEOS’ assertion that SPYI was performing in line with expectations given the current market environment, and that the options strategy was generating income to distribute as monthly dividends to shareholders. The Board concluded NEOS provided reasonable returns to SPYI and its shareholders.
CSHI—The Board observed that CSHI underperformed its peer group and Morningstar category over the 1-year period but outperformed its Morningstar category over the same period. The Board noted that CSHI outperformed its peer group, Morningstar category, and benchmark over the since inception period. The Board discussed NEOS explanation that CSHI outperformed its benchmark due to the returns generated by the options strategy in excess of the returns from Treasury bills. The Board also discussed NEOS’ explanation for underperformance over the one-year period. The Board concluded NEOS provided reasonable returns to CSHI and its shareholders.
BNDI—The Board observed that BNDI outperformed its Morningstar category over the 1-year period and underperformed its benchmark and peer group over the same period. The Board also observed that BNDI outperformed its benchmark over the since inception period but underperformed its peer group and Morningstar category over the same period. The Board discussed NEOS’ explanations for relative underperformance over various periods. The Board concluded NEOS provided reasonable returns to BNDI and its shareholders.
Fees and Expenses.
The Board discussed that under the unitary fee arrangement, NEOS pays all expenses of the Renewing ETFs except for the management fee and certain other expenses such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses. Accordingly, the Board agreed that a comparison of each Renewing ETF’s unitary management fee to the total expense ratios of the funds in their respective peer group and Morningstar category was appropriate.
SPYI—The Board observed that the advisory fee and net expense ratio for SPYI were higher than its peer group medians and averages but below the averages and medians of its Morningstar category. The Board considered NEOS’ explanation for its fees which included that its proprietary model to manage options had been developed through extensive research, which commanded a premium, and that most of the funds in its peer group were part of extremely large organizations with much greater economies of scale. The Board also discussed NEOS’ statement that many other direct competitors of SPYI that were not included in the peer group had higher expenses than SPYI. The Board concluded that the advisory fee for SPYI was not unreasonable.

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CSHI— The Board observed that the advisory fee and net expense ratio for CSHI were higher than its peer group and its Morningstar category medians and averages, but well below the fund in the peer group with the single highest advisory fee and net expenses.. The Board discussed NEOS’ positions that the utilization of its proprietary model to generate tax advantaged income coupled with the fact that many of the funds in its peer group were part of extremely large organizations with much greater economies of scale, justified the higher fee. The Board also considered NEOS’ view that CSHI’s investment strategy was more complex than many of the funds in its Morningstar category. The Board concluded that the advisory fee for CSHI was not unreasonable.
BNDI— The Board observed that the advisory fee and net expense ratio for BNDI were higher than its peer group and its Morningstar category medians and averages, but well below the fund in the peer group with the single highest advisory fee and net expenses. The Board discussed that NEOS believed its fee was appropriate due to the complexity of BNDI’s options strategy and the fact that many funds in its peer group were part of extremely large organizations with much greater economies of scale. The Board also discussed NEOS’ view that it was difficult to construct an appropriate peer group or fit in a Morningstar category due to the unique nature of the BNDI’s strategy and the few competitor funds. The Board also considered the impact of the expense limitation agreement on the advisory fee actually paid. The Board concluded that the advisory fee for BNDI was not unreasonable.
Economies of Scale. The Board discussed the size of the Renewing ETFs and their prospects for growth and concluded that that none had achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted NEOS was willing to discuss the implementation of breakpoints if NEOS were to achieve material economies of scale related to the Renewing ETFs’ operations. The Board agreed to monitor and revisit this issue at a later time.
Profitability. The Board reviewed NEOS’ profitability analysis in connection with its advisory services provided to each of the Renewing ETFs and noted that NEOS was managing BNDI at a loss but had earned a profit in connection with managing SPYI and CSHI. The Board considered factors cited by NEOS to support the level of profits for SPYI and CSHI, including, without limitation, what might reasonably be believed to be a fair entrepreneurial profit, the resources required in light of the sophistication of the strategies, as well as the business, operational, and regulatory risks involved in managing SPYI and CSHI. The Board also discussed NEOS’ method of allocating certain expenses and the range of estimated profits when using the various methods of allocating expenses that were common practice in the industry, acknowledging the difficulty of fully capturing the entirety of NEOS’ expenses with a respect to a Renewing ETF in isolation. The Board concluded that NEOS’s profitability for each of CSHI and SPYI was not excessive.
Conclusion. Having requested and received such information from NEOS as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreements, the Board concluded that renewal of the investment advisory agreements was in the best interests of each Renewing ETF and its respective shareholders.
September 9, 2025 NEOS ETF Trust Board of Trustees Meeting
On September 9, 2025, the Board including the Independent Trustees of the Board, reviewed: (i) the nature and quality of the advisory services to be provided by NEOS Investment Management, LLC (“NEOS”), including the experience and qualifications of the personnel providing such services; (ii) the performance of the NEOS Ethereum High Income ETF (“Ethereum ETF”), NEOS MSCI EAFE High Income ETF (formerly, NEOS International High Income ETF) (“International ETF”), and NEOS MLP & Energy Infrastructure High Income ETF (“MLP ETF”) (each, a “New ETF” and collectively, the “New ETFs”), noting that the New ETFs had not yet launched; (iii) the proposed fees and expenses of the New ETFs; (iv) the anticipated profitability of the New ETFs to NEOS; (v) potential economies of scale; (vi) possible fall-out benefits to NEOS and its affiliates (i.e., the ancillary benefits realized by NEOS and its affiliates from NEOS’s relationship with the New ETFs); and (vii) possible conflicts of interest. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
The Board exercised its own business judgment in determining its conclusions and its conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

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(Unaudited)(Continued)
Nature, Extent and Quality of Service.
The Board reviewed materials provided by NEOS related to the proposed approval of the Advisory Agreement. The Board reviewed the background information of NEOS’ key investment professionals who would be servicing the New ETFs, noting their satisfaction with the individuals’ educations and wide range of industry experience from serving in high level asset management positions. The Board also noted the extensive responsibilities that NEOS will have as investment adviser to the New ETFs, including: its adherence to each New ETF’s investment strategy and limitations, voting the proxies the securities held by the New ETFs, oversight of, and its role in the creation of custom or redemption baskets for authorized participants, the daily valuation of each New ETF’s portfolio holdings including its role as Valuation Designee for the New ETFs; general compliance with federal and state laws; and implementation of Board directives as they relate to the New ETFs. The Board observed that NEOS would utilize a rules-based systematic process to make investment decisions and implement the options strategy for each New ETF. The Board also considered that NEOS would oversee day-to-day operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board determined that NEOS could be expected to provide high quality service to the New ETFs and their respective shareholders.
Performance.
Because the New ETFs had not yet commenced operations, the Board was not able to review the New ETFs’ past performance. The Board considered the performance of the other series in the Trust advised by NEOS and concluded that NEOS had the potential to deliver strong returns for shareholders.
Fees and Expenses.
Ethereum ETF: The Board noted that NEOS proposed an advisory fee of 0.98%, which was also a unitary fee. The Board observed that the advisory fee was above the peer group average, but the net expense ratio was far below the peer group average. The Board agreed that comparing Ethereum ETF’s advisory fee to the total expense ratios of the funds in its peer group was appropriate considering that NEOS would pay substantially all of the expenses of the Ethereum ETF under the unitary fee arrangement. The Board recognized that the proposed advisory fee was in the middle of the advisory fees for the other Ether-related ETF covered call strategies. The Board acknowledged that NEOS attributed the proposed advisory fee to the actively managed nature of the Ethereum ETF’s options strategy. The Board further observed that the proposed fee was within the range of the other ETFs in the Trust advised by NEOS. After further discussion, the Board concluded the proposed advisory fee was not unreasonable.
International ETF: The Board observed that NEOS proposed a 0.68% advisory fee and that the proposed fee was a unitary fee. The Board noted that the proposed fee was above the average of the peer group but recognized that the NEOS explained there were very few funds that invest in international equities with an options overlay similar to that of the International ETF and therefore, the peer group contained many index funds and funds that otherwise only invest in international equities. The Bord also considered NEOS’ position that many of the funds in its peer group were part of extremely large organizations with much greater economies of scale. The Board acknowledged that the proposed fee was within the range of peer funds provided by NEOS and the other ETFs in the Trust advised by NEOS. After further discussion, the Board determined the proposed advisory fee was not unreasonable.
MLP ETF: The Board reviewed the proposed advisory fee of 0.68%, which is a unitary fee, and overall expenses compared to peer funds. Specifically, the Board compared the proposed fee to the fees charged by a group of peer funds assembled by NEOS that invest in MLPs and energy infrastructure companies, noting that only one peer invests in the preceding with a covered call strategy. The Board recalled NEOS’ assertion that the expertise and resources required to effectively implement the options overlay and maintain compliance with portfolio restrictions and applicable tax law justified the fee. The Board further observed that the proposed fee was within the range of peer funds provided by NEOS and the other ETFs in the Trust advised by NEOS. Given these considerations, the Board concluded that NEOS’s proposed advisory fee was not unreasonable.
Economies of Scale. The Board discussed NEOS’s asset projections for each New ETF and acknowledged NEOS’ position that economies of scale were unlikely to be realized for any of the New ETFs within the near future. The Board noted NEOS’ statement regarding the challenges involved with attempting to forecast future growth and fee levels and agreed that it would continue to monitor the New ETFs’ asset levels and revisit this issue at the appropriate time.

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(Unaudited)(Continued)
Profitability. The Board considered the level of profits that could be expected to accrue to NEOS with respect to each New ETF based on profitability projections and analysis prepared by NEOS and the selected financial information of NEOS provided by NEOS to the Board. The Board observed that NEOS did not expect to earn profit from advising International ETF and MLP ETF in the first year and expected a negligible profit in connection with managing the Ethereum ETF in the first year. The Board observed that NEOS expected to earn a reasonable profit, in terms of actual dollars and percentage, in the second year of each New ETF. After further discussion, the Board concluded the anticipated profits from NEOS’ relationship with each New ETF would not be excessive.
Conclusion. Having requested and received such information from NEOS as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that approval of the advisory agreement was in the best interest of each New ETF and its future shareholders.

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(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for Semi-Annual Reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308).Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	February 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	February 5, 2026

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date:	February 5, 2026